UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01519

STATE FARM ASSOCIATES’ FUNDS TRUST

(Exact name of registrant as specified in charter)

One State Farm Plaza Bloomington, IL	61710-0001
(Address of principal executive offices)	(Zip code)

Alan Goldberg
Paul J. Smith	Stradley Ronon Stevens & Young
One State Farm Plaza	191 North Wacker Dr., Suite 1601
Bloomington, Illinois 61710-0001	Chicago, Illinois 60606
(Names and addresses of agents for service)

Registrant’s telephone number, including area code: 1-800-447-0740

Date of fiscal year end: 11/30/2019

Date of reporting period: 05/31/2019

ITEM 1.	REPORTS TO STOCKHOLDERS.

May 31, 2019
State Farm Associates’ Funds Trust
SEMI-ANNUAL REPORT
State Farm Growth Fund State Farm Balanced Fund State Farm Interim Fund
State Farm Municipal Bond Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by calling 1-800-447-0740.
You may elect to receive all future reports in paper free of charge. You may call 1-800-447-0740 to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds held with State Farm Mutual Funds.

Before investing, consider the Funds’ investment objectives, risks, charges and expenses. Contact State Farm VP Management Corp. (1-800-447-0740) for a prospectus or summary prospectus containing this and other information. Read it carefully.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, are available without charge upon request at 1-800-447-0740 and at sec.gov.

The Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at sec.gov. The Funds make the information on Form N-Q available to shareholders upon request without charge at 1-800-447-0740.

Any website referenced in this report is an inactive textual reference only, and information contained in or otherwise accessible through that website does not form a part of, and is not incorporated by reference into, this report.

SEMI-ANNUAL REPORT

Electronic Delivery

As a State Farm Mutual Funds shareholder, we wish to remind you that you can elect to have future Annual Reports, Semi-Annual Reports, Prospectuses, statements, and tax forms delivered electronically rather than receiving large, bulky paper reports through the mail. This is a great way to help reduce internal fund costs related to printing and mailing these materials as well as a way to be environmentally friendly. Please consider signing up for electronic delivery today by going on statefarm.com or by calling 1-800-447-0740 for assistance.

Compensation Deduction or Automatic Investment Plan (AIP)1

State Farm Mutual Funds allow you to make regular investments in a Fund with compensation deduction (agent/employee only) or an Automatic Investment Plan through an electronic transfer of funds from your bank/credit union account. If you wish to begin compensation deduction or an Automatic Investment Plan, the minimum amount required for both initial and subsequent investments is $50. Please consider signing up today for compensation deduction by going on the State Farm intranet or signing up for AIP by calling 1-800-447-0740 for assistance.

State Farm VP Management Corp.

(Underwriter and Distributor of Securities Products)

One State Farm Plaza

Bloomington, Illinois 61710-0001

1-800-447-0740

statefarm.com

1	Automatic investment plans do not assure a profit or protect against loss.

Message to Shareholders of State Farm Associates’ Funds Trust

Dear Shareholders,

Thank you for investing with State Farm Mutual Funds®. Enclosed is the Semi-Annual Report for the 6-month period ended May 31, 2019, for the State Farm Associates’ Funds Trust. We encourage your review and consideration of this entire report.

State Farm Investment Management Corp. has consistently maintained a long-term, disciplined approach to managing investment risk and providing competitive investment products that can help you, our valued shareholder, with your investment goals.1 We believe that remaining focused on your long-term goals and maintaining an appropriate asset allocation mix are important elements in pursuing investment success.2

Market Review

During the 6-month period ended May 31, 2019, the U.S. equity and fixed income markets both experienced positive total returns.

As represented by the S&P 500 Index (the “Index”) in the chart below, U.S. equities began the period falling sharply to a low of 2,351 on December 24.3 That decline was followed by the Index ascending to a period and new historical closing price high of 2,945 on April 30. In the end, the index finished the period at 2,752 – slightly lower than it started (2,760) – and posted a positive 0.74% total return as its negative price return was offset by a positive dividend yield.

Source: Bloomberg

1	Investing involves risk, including potential for loss.

2	Asset allocation cannot guarantee a profit or protect against a loss in a declining market.

3

Source: Standard & Poor’s. The S&P 500 Index is a capitalization-weighted measure of common stocks of 500 large U.S. companies. It is not possible to invest directly in an index. Past performance does not guarantee future results.

Message to Shareholders of State Farm Associates’ Funds Trust (continued)

U.S. equities faced numerous headwinds at the beginning of the period. Softening economic data and a Federal Reserve (the “Fed”) interest rate hike in December stoked investor fears that slowing global growth and continued monetary policy tightening may result in a domestic recession. Renewed investor concerns over global trade contributed to the December selloff after the Trump administration threatened to further increase tariffs on Chinese imports into the U.S. if progress on an agreement between the two nations did not accelerate. In addition, investor sentiment during the early months of the period was challenged by the longest government shutdown in U.S. history, which began when Congress and the Trump administration failed to agree on an appropriations bill following disagreements over border security funding.

Despite those headwinds, the Index managed to recover from its December 24 period low and produce its best calendar year quarterly performance in nearly a decade through the first three months of 2019. This relatively broad-based rally in equities was aided, in part, by a cooling of trade tensions between the U.S. and China, historically low unemployment figures, better than anticipated calendar year first-quarter corporate earnings, and signals from the Fed that it may be nearing the end of its monetary policy tightening program. Positive investor sentiment regarding the strength of the domestic economy was affirmed in April when the Commerce Department estimated that GDP grew at an annualized rate of 3.1% over the first quarter of the calendar year. While those factors helped U.S. equities achieve positive total returns in each of the four months following the December selloff, trade tensions between the U.S. and China once again contributed to an equity market decline as the period came to a close.

Among the major fixed income indices, the Bloomberg Barclays 1-5 Year Treasury Index4 and the Bloomberg Barclays 7-Year Municipal Bond Index5 posted total returns of 3.58% and 5.51%, respectively, over the 6-month period. Short-term (3-month) yields – which have recently correlated with central bank actions – remained relatively constant as the Fed voted to keep interest rates unchanged following its December interest rate hike. Comparatively, long-term (10-year) yields fell and prices rose – given the inverse relationship of bond yields and prices – as fears of slowing global growth helped increase the attractiveness of the 10-year U.S. Treasury note.6 As a result, the yield curve inverted during the period, as short-term yields closed higher than long-term yields on several occasions. Beginning the period on December 1, 2018 at 2.37% and 3.01% respectively, the yields on the 3-month and 10-year Treasury instruments finished lower at 2.35% and 2.14%.

4

Source: Bloomberg Barclays Inc. The Bloomberg Barclays 1-5 Year U.S. Treasury Index measures the performance of short-term U.S. Treasury Securities maturing within one to five years. It is not possible to invest directly in an index. Past performance does not guarantee future results.

5

Source: Bloomberg Barclays Inc. The Bloomberg Barclays 7-year Municipal Bond Index is an unmanaged index comprised of investment grade municipal bonds with maturities of six to eight years. It is not possible to invest directly in an index. Past performance does not guarantee future results.

6

Source: The U.S. Department of the Treasury. A 3-month U.S. Treasury Bill is a debt obligation issued by the U.S. Treasury that has a term of 92 days or less. A 10- year U.S. Treasury Note is a debt obligation issued by the U.S. Treasury with a maturity of 10 years and that pays interest every six months. U.S. Treasury securities are backed by the full faith and credit of the U.S. government and are guaranteed only as to the prompt payment of principal and interest, and are subject to market risks if sold prior to maturity. Bonds have historically been less volatile than stocks, but are sensitive to changes in interest rates. Past performance does not guarantee future results.

Message to Shareholders of State Farm Associates’ Funds Trust (continued)

Source: The U.S. Department of the Treasury (treasury.gov)

Municipal bond returns were also driven, in part, by recent changes to the U.S. tax code that helped shape the supply and demand conditions of the asset class during the period. The removal of certain tax exemptions for new issuances contributed to a shrinkage in supply from municipalities, while a new cap on state and local tax deductions from individual tax payers helped increase municipal bond demand from tax-haven seeking investors. Additionally, the decline in long-term municipal bond yields – and related increase in prices – helped the 7-Year Municipal Bond Index achieve positive total returns. Look for a detailed discussion of factors that impacted the performance of the Funds during the time frame of December 1, 2018 through November 30, 2019 in the State Farm Associates’ Funds Trust Annual Report.

On behalf of the entire State Farm Mutual Funds team, thank you for your continued business and allowing us to help serve your investment needs.

Sincerely,

Joe R. Monk Jr.
Senior Vice President
State Farm Investment Management Corp.

Portfolio Summary

State Farm Growth Fund

Fund Composition*

(unaudited)

*	Illustrated by Industry and based on total net assets as of May 31, 2019. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

**	Represents 10 other industries, each of which represents less than 5% of total net assets.

State Farm Balanced Fund

Fund Composition*

(unaudited)

*	Illustrated by Type of Security and based on total net assets as of May 31, 2019. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

Portfolio Summary (continued)

State Farm Interim Fund

Fund Composition*

(unaudited)

*	Illustrated by Maturity and based on total investments as of May 31, 2019. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

**	Includes a 3.92% allocation to the JPMorgan US Government Money Market Fund Capital Shares.

State Farm Municipal Bond Fund

Fund Composition*

(unaudited)

*	Illustrated by Maturity and based on total investments as of May 31, 2019. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

**	Includes a 1.38% allocation to the JPMorgan US Government Money Market Fund Capital Shares.

Expense Example (unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. The Example in the following table is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as stated in the table below.

Actual Expenses

The first line under each Fund name in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value for a Fund by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for the applicable Fund to estimate the expenses you paid on your account for that Fund during this period. If your account has multiple Fund positions, add up the results calculated for each Fund position within your account to estimate the expenses you paid on your total account value. A potential account fee of $10 per calendar quarter is not included in the expenses shown in the table. This fee will be charged to an account (other than a SEP IRA, SIMPLE IRA, Archer Medical Savings Account, Tax Sheltered Account under §403(b)(7) of the Internal Revenue Code or an account held under other employer-sponsored qualified retirement plans) if the balance in the account falls below $5,000 at the close of business on the second business day of the last month of the calendar quarter, unless the account has been open for less than a year as of the second business day of the last month of the calendar quarter. You should consider any account fee you incurred when estimating the total ongoing expenses paid over the period and the impact of this fee on your ending account value. This additional fee has the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The second line under each Fund name in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A potential account fee of $10 per calendar quarter is not included in the expenses shown in the table. This fee will be charged to an account (other than a SEP IRA, SIMPLE IRA, Archer Medical Savings Account, Tax Sheltered Account under §403(b)(7) of the Internal Revenue Code or an account held under other employer-sponsored qualified retirement plans) if the balance in the account falls below $5,000 at the close of business on the second business day of the last month of the calendar quarter, unless the account has been open for less than a year as of the second business day of the last month of the calendar quarter. You should consider any account fee that you incurred when estimating the total ongoing expenses paid over the period and the impact of this fee on your ending account value. This additional fee has the effect of increasing the costs of investing.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line under each Fund name in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, including those that have transactional costs, such as sales charges (loads), redemption fees, or exchange fees.

			Annualized Expense
			Ratio Based	Expenses Paid
	Beginning	Ending	on the Period	During Period
	Account Value	Account Value	December 1, 2018 to	December 1, 2018 to
	December 1, 2018	May 31, 2019	May 31, 2019	May 31, 2019*
State Farm Growth Fund
Actual	$1,000.00	$1,003.25	0.12%	$0.60
Hypothetical (5% return before expenses)	$1,000.00	$1,024.33	0.12%	$0.61
State Farm Balanced Fund
Actual	$1,000.00	$1,024.88	0.13%	$0.66

Hypothetical (5% return before expenses)	$1,000.00	$1,024.28	0.13%	$0.66
State Farm Interim Fund
Actual	$1,000.00	$1,035.45	0.16%	$0.81
Hypothetical (5% return before expenses)	$1,000.00	$1,024.13	0.16%	$0.81
State Farm Municipal Bond Fund
Actual	$1,000.00	$1,051.72	0.15%	$0.77
Hypothetical (5% return before expenses)	$1,000.00	$1,024.18	0.15%	$0.76

*

Expenses are equal to the applicable Fund’s annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

STATE FARM ASSOCIATES’ FUNDS TRUST GROWTH FUND

SCHEDULE OF INVESTMENTS

May 31, 2019

(Unaudited)

	Shares	Value
Common Stocks (99.12%)
Agriculture, Foods, & Beverage (11.17%)
Archer-Daniels-Midland Co.	3,477,500	$133,257,800
Coca-Cola Co., The	2,054,600	100,942,498
Kellogg Co.	930,000	48,880,800
McCormick & Company Inc.	428,600	66,878,744
Nestle SA ADR	1,175,800	116,592,328
PepsiCo Inc.	641,400	82,099,200

		548,651,370

Banks (4.54%)
M&T Bank Corp.	213,400	34,058,640
Northern Trust Corp.	422,700	36,149,304
U.S. Bancorp	710,821	35,683,214
Wells Fargo & Co.	2,643,100	117,274,347

		223,165,505

Building Materials & Construction (2.64%)
Vulcan Materials Co.	1,039,200	129,806,472

Chemicals (5.96%)
Air Products & Chemicals Inc.	830,000	168,979,700
Croda International PLC	24,316	1,557,300
Dow Inc.	97,944	4,579,861
DowDuPont Inc.	293,834	8,967,814
International Flavors & Fragrances Inc.	525,000	71,095,500
Novozymes A/S B Shares	344,484	16,210,683
Versum Materials Inc.	415,000	21,310,250

		292,701,108

Computer Software & Services (6.90%)
Alphabet Inc. Class A (a)	112,635	124,630,628
Alphabet Inc. Class C (a)	5,916	6,529,075
Automatic Data Processing Inc.	109,900	17,597,188
Facebook Inc. Class A (a)	82,675	14,672,332
Microsoft Corp.	1,129,669	139,717,462
SAP SE	83,800	10,335,820
Texas Instruments Inc.	245,807	25,640,128

		339,122,633

Computers (4.59%)
Apple Inc.	1,287,217	225,353,080

Consumer & Marketing (7.31%)
AptarGroup Inc.	677,405	76,729,664
Colgate-Palmolive Co.	872,600	60,750,412
Procter & Gamble Co., The	1,765,155	181,652,101
Reckitt Benckiser Group PLC	163,469	13,108,242
Unilever NV New York Shares	451,152	27,123,258

		359,363,677

Electronic/Electrical Manufacturing (1.61%)
Emerson Electric Co.	729,400	43,939,056

	Shares	Value
Common Stocks (Cont.)
Electronic/Electrical Manufacturing (Cont.)
General Electric Co.	3,744,419	$35,347,315

		79,286,371

Financial Services (0.67%)
Berkshire Hathaway Inc. Class A (a)	111	32,973,660

Health Care (17.66%)
Abbott Laboratories	847,500	64,520,175
AbbVie Inc.	847,500	65,011,725
Agilent Technologies Inc.	548,071	36,748,161
Amgen Inc.	190,085	31,687,170
Eli Lilly and Co.	997,000	115,592,180
Johnson & Johnson	2,481,600	325,461,840
Merck & Co. Inc.	296,750	23,505,568
Novo Nordisk A/S Sponsored ADR	357,416	16,870,035
Pfizer Inc.	2,239,031	92,964,567
Roche Holding AG Sponsored ADR	732,281	24,077,399
Zoetis Inc.	705,696	71,310,581

		867,749,401

Machinery & Manufacturing (9.75%)
3M Co.	564,000	90,099,000
ASML Holding NV NY Reg. Shares	364,933	68,625,651
Caterpillar Inc.	1,162,621	139,293,622
Deere & Co.	42,900	6,013,293
Donaldson Company Inc.	765,513	36,323,592
HNI Corp.	1,439,200	47,723,872
Illinois Tool Works Inc.	652,500	91,115,100

		479,194,130

Media & Broadcasting (7.33%)
Walt Disney Co., The	2,728,640	360,289,626

Mining & Metals (2.62%)
BHP Group PLC	941,859	21,232,391
Nucor Corp.	531,200	25,497,600
Rio Tinto PLC	476,280	27,293,258
Rio Tinto PLC ADR	907,200	52,554,096
South32 Ltd.	941,859	2,177,254

		128,754,599

Oil & Gas (8.49%)
Chevron Corp.	1,060,000	120,681,000
Exxon Mobil Corp.	2,615,200	185,077,704
Royal Dutch Shell PLC ADR Class A	456,900	28,240,989
Royal Dutch Shell PLC Class B	2,037,807	63,671,793
Schlumberger Ltd.	564,642	19,587,431

		417,258,917

Retailers (2.76%)
Walmart Inc.	1,339,100	135,838,304

See accompanying notes to financial statements.	7

STATE FARM ASSOCIATES’ FUNDS TRUST GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2019

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Telecom & Telecom Equipment (2.78%)
AT&T Inc.	2,140,534	$65,457,530
Corning Inc.	1,284,600	37,047,864
Verizon Communications Inc.	624,900	33,963,315

		136,468,709

Transportation (1.80%)
GATX Corp.	190,700	13,314,672
Union Pacific Corp.	442,075	73,729,269
Wabtec Corp.	20,111	1,254,524

		88,298,465

Utilities & Energy (0.54%)
Duke Energy Corp.	306,966	26,279,359

Total Common Stocks
(cost $1,638,517,024)		4,870,555,386

Short-term Investments (0.48%)
JPMorgan U.S. Government Money Market Fund Capital Shares, 2.28% (b)	23,362,987	23,362,987

Total Short-term Investments
(cost $23,362,987)		23,362,987

TOTAL INVESTMENTS (99.60%)
(cost $1,661,880,011)		4,893,918,373
OTHER ASSETS, NET OF LIABILITIES (0.40%)		19,746,697

NET ASSETS (100.00%)		$4,913,665,070

(a)	Non-income producing security.

(b)	Rate shown is the 7-day yield as of May 31, 2019.

ADR - American Depositary Receipt

8	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS

May 31, 2019

(Unaudited)

	Shares	Value
Common Stocks (65.55%)
Agriculture, Foods, & Beverage (6.13%)
Archer-Daniels-Midland Co.	940,561	$36,042,298
Campbell Soup Co.	26,000	944,060
Coca-Cola Co., The	410,000	20,143,300
Kellogg Co.	310,000	16,293,598
Nestle SA ADR	319,174	31,649,294
PepsiCo Inc.	110,100	14,092,800

		119,165,350

Banks (3.21%)
M&T Bank Corp.	58,300	9,304,680
Northern Trust Corp.	104,700	8,953,944
U.S. Bancorp	218,145	10,950,879
Wells Fargo & Co.	747,600	33,171,012

		62,380,515

Building Materials & Construction (1.03%)
Vulcan Materials Co.	160,200	20,010,582

Chemicals (4.42%)
Air Products & Chemicals Inc.	230,000	46,825,700
Dow Inc.	79,452	3,715,176
DowDuPont Inc.	238,358	7,274,686
International Flavors & Fragrances Inc.	120,000	16,250,400
Novozymes A/S B Shares	124,350	5,851,646
Versum Materials Inc.	115,000	5,905,250

		85,822,858

Computer Software & Services (6.57%)
Alphabet Inc. Class A (a)	36,687	40,594,166
Alphabet Inc. Class C (a)	3,559	3,927,819
Automatic Data Processing Inc.	47,400	7,589,688
Facebook Inc. Class A (a)	49,575	8,798,075
Microsoft Corp.	333,505	41,247,898
SAP SE	52,800	6,512,307
Texas Instruments Inc.	182,262	19,011,749

		127,681,702

Computers (2.87%)
Apple Inc.	318,176	55,703,072

Consumer & Marketing (4.72%)
AptarGroup Inc.	134,100	15,189,507
Colgate-Palmolive Co.	80,000	5,569,600
Procter & Gamble Co., The	477,700	49,160,107
Reckitt Benckiser Group PLC	65,387	5,243,249
Unilever NV New York Shares	276,106	16,599,493

		91,761,956

Electronic/Electrical Manufacturing (0.69%)
Emerson Electric Co.	98,600	5,939,664
General Electric Co.	796,300	7,517,072

		13,456,736

Financial Services (0.53%)
Berkshire Hathaway Inc. Class A (a)	34	10,100,040

	Shares	Value
Common Stocks (Cont.)
Financial Services (Cont.)
Berkshire Hathaway Inc. Class B (a)	533	$105,225

		10,205,265

Health Care (10.08%)
Abbott Laboratories	146,675	11,166,368
AbbVie Inc.	92,000	7,057,320
Agilent Technologies Inc.	143,787	9,640,918
Amgen Inc.	70,750	11,794,025
Eli Lilly and Co.	212,000	24,579,280
Johnson & Johnson	417,700	54,781,355
Medtronic PLC	21,600	1,999,728
Merck & Co. Inc.	103,200	8,174,472
Novo Nordisk A/S Sponsored ADR	153,404	7,240,669
Pfizer Inc.	728,140	30,232,373
Roche Holding AG Sponsored ADR	179,815	5,912,317
Zoetis Inc.	229,495	23,190,470

		195,769,295

Machinery & Manufacturing (5.86%)
3M Co.	124,600	19,904,850
ASML Holding NV NY Reg. Shares	82,440	15,502,842
Caterpillar Inc.	262,400	31,438,144
Deere & Co.	72,202	10,120,554
Donaldson Company Inc.	279,017	13,239,357
HNI Corp.	160,000	5,305,600
Illinois Tool Works Inc.	130,600	18,236,984

		113,748,331

Media & Broadcasting (7.26%)
Lee Enterprises Inc. (a)	84,000	211,680
Walt Disney Co., The	1,065,995	140,753,980

		140,965,660

Mining & Metals (2.62%)
BHP Group PLC	169,900	3,830,067
Nucor Corp.	436,800	20,966,400
Rio Tinto PLC	153,825	8,814,952
Rio Tinto PLC ADR	293,000	16,973,490
South32 Ltd.	169,900	392,750

		50,977,659

Oil & Gas (5.02%)
Chevron Corp.	288,000	32,788,800
Enbridge Inc.	78,375	2,889,686
Exxon Mobil Corp.	512,400	36,262,548
Royal Dutch Shell PLC ADR Class A	216,400	13,375,684
Royal Dutch Shell PLC Class B	163,579	5,111,067
Schlumberger Ltd.	201,727	6,997,910

		97,425,695

Retailers (1.44%)
Walmart Inc.	276,700	28,068,448

See accompanying notes to financial statements.	9

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2019

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Telecom & Telecom Equipment (1.71%)
AT&T Inc.	533,359	$16,310,118
Corning Inc.	372,300	10,737,132
Verizon Communications Inc.	112,490	6,113,832

		33,161,082

Transportation (1.07%)
GATX Corp.	68,200	4,761,724
Union Pacific Corp.	95,035	15,849,937
Wabtec Corp.	4,276	266,737

		20,878,398

Utilities & Energy (0.32%)
Duke Energy Corp.	72,333	6,192,428

Total Common Stocks
(cost $455,650,292)		1,273,375,032

	Principal amount	Value
Corporate Bonds (19.36%)
Aerospace/Defense (0.87%)
Precision Castparts Corp.
2.250%, 06/15/2020	$1,000,000	998,106
Rolls-Royce PLC (b)
2.375%, 10/14/2020	1,000,000	996,654
Lockheed Martin Corp.
3.350%, 09/15/2021	1,000,000	1,018,736
United Technologies Corp.
3.100%, 06/01/2022	1,000,000	1,012,702
Boeing Co.
2.850%, 10/30/2024	1,000,000	1,006,292
General Dynamics Corp.
2.375%, 11/15/2024	500,000	497,565
Raytheon Co.
3.150%, 12/15/2024	1,000,000	1,033,504
Northrop Grumman Corp.
2.930%, 01/15/2025	1,000,000	1,001,263
Lockheed Martin Corp.
2.900%, 03/01/2025	1,000,000	1,008,673
Precision Castparts Corp.
3.250%, 06/15/2025	1,000,000	1,028,242
Rolls-Royce PLC (b)
3.625%, 10/14/2025	1,000,000	1,021,509
Boeing Co.
2.250%, 06/15/2026	500,000	479,979
General Dynamics Corp.
2.125%, 08/15/2026	500,000	479,046
United Technologies Corp.
2.650%, 11/01/2026	500,000	488,620
Airbus SE (b)
3.150%, 04/10/2027	1,000,000	1,017,378
United Technologies Corp.
3.125%, 05/04/2027	1,000,000	1,003,363
General Dynamics Corp.
2.625%, 11/15/2027	500,000	491,418

	Principal amount	Value
Corporate Bonds (Cont.)
Aerospace/Defense (Cont.)
Northrop Grumman Corp.
3.250%, 01/15/2028	$1,000,000	$998,489
General Dynamics Corp.
3.750%, 05/15/2028	1,200,000	1,280,494

		16,862,033

Agriculture, Foods, & Beverage (1.67%)
Coca-Cola Co., The
2.450%, 11/01/2020	1,000,000	1,002,544
Kellogg Co.
4.000%, 12/15/2020	2,000,000	2,041,872
JM Smucker Co.
3.000%, 03/15/2022	1,000,000	1,005,351
Sysco Corp.
2.600%, 06/12/2022	1,000,000	1,003,282
Campbell Soup Co.
2.500%, 08/02/2022	1,000,000	989,511
Kellogg Co.
2.750%, 03/01/2023	1,000,000	995,056
Hershey Co.
2.625%, 05/01/2023	1,300,000	1,309,164
Mondelez International Inc.
4.000%, 02/01/2024	1,000,000	1,052,718
General Mills Inc.
3.650%, 02/15/2024	1,000,000	1,031,998
PepsiCo Inc.
3.600%, 03/01/2024	1,000,000	1,051,045
JM Smucker Co.
3.500%, 03/15/2025	1,000,000	1,021,389
PepsiCo Inc.
3.500%, 07/17/2025	1,000,000	1,052,748
Hershey Co.
3.200%, 08/21/2025	1,000,000	1,039,224
Coca-Cola Co., The
2.875%, 10/27/2025	1,000,000	1,017,952
PepsiCo Inc.
2.850%, 02/24/2026	1,000,000	1,010,659
Coca-Cola Co., The
2.550%, 06/01/2026	500,000	496,722
Sysco Corp.
3.300%, 07/15/2026	1,000,000	1,006,351
Hershey Co.
2.300%, 08/15/2026	1,000,000	974,520
Coca-Cola Co., The
2.250%, 09/01/2026	1,000,000	974,740
Danone SA (b)
2.947%, 11/02/2026	1,000,000	985,756
General Mills Inc.
3.200%, 02/10/2027	1,000,000	994,104
Coca-Cola Co., The
2.900%, 05/25/2027	500,000	505,565
Sysco Corp.
3.250%, 07/15/2027	500,000	501,261
PepsiCo Inc.
3.000%, 10/15/2027	1,500,000	1,519,971

10	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2019

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Agriculture, Foods, & Beverage (Cont.)
Kellogg Co.
3.400%, 11/15/2027	$1,000,000	$998,455
JM Smucker Co.
3.375%, 12/15/2027	1,500,000	1,497,935
Campbell Soup Co.
4.150%, 03/15/2028	1,000,000	1,012,233
General Mills Inc.
4.200%, 04/17/2028	1,000,000	1,053,574
Mondelez International Inc.
4.125%, 05/07/2028	2,000,000	2,138,740
Kellogg Co.
4.300%, 05/15/2028	1,000,000	1,067,649

		32,352,089

Automotive (0.65%)
Daimler Finance NA LLC (b)
2.250%, 03/02/2020	500,000	498,341
American Honda Finance Corp.
2.450%, 09/24/2020	1,000,000	1,000,788
BMW US Capital LLC (b)
2.000%, 04/11/2021	1,000,000	988,369
Daimler Finance NA LLC (b)
2.000%, 07/06/2021	1,000,000	983,049
American Honda Finance Corp.
1.650%, 07/12/2021	500,000	492,271
Toyota Motor Credit Corp.
2.900%, 04/17/2024	1,000,000	1,015,409
BMW US Capital LLC (b)
2.800%, 04/11/2026	500,000	490,380
American Honda Finance Corp.
2.300%, 09/09/2026	1,000,000	959,516
BMW US Capital LLC (b)
3.300%, 04/06/2027	1,000,000	1,002,509
Toyota Motor Credit Corp.
3.050%, 01/11/2028	1,000,000	1,011,490
American Honda Finance Corp.
3.500%, 02/15/2028	1,000,000	1,038,479
Daimler Finance NA LLC (b)
3.750%, 02/22/2028	1,000,000	1,027,380
Toyota Motor Credit Corp.
3.650%, 01/08/2029	1,000,000	1,065,779
Daimler Finance NA LLC (b)
4.300%, 02/22/2029	1,000,000	1,064,274

		12,638,034

Banks (1.15%)
Toronto-Dominion Bank, The
3.000%, 06/11/2020	1,000,000	1,006,373
State Street Corp.
2.550%, 08/18/2020	1,000,000	1,001,658
PNC Bank NA
2.450%, 11/05/2020	500,000	500,140

	Principal amount	Value
Corporate Bonds (Cont.)
Banks (Cont.)
Wells Fargo & Co.
3.000%, 01/22/2021	$1,000,000	$1,007,577
Toronto-Dominion Bank
2.125%, 04/07/2021	1,000,000	995,337
PNC Bank NA
2.150%, 04/29/2021	1,000,000	993,397
U.S. Bancorp
3.000%, 03/15/2022	1,000,000	1,013,527
3.700%, 01/30/2024	500,000	524,877
Bank of New York Mellon Corp.
3.650%, 02/04/2024	1,000,000	1,041,162
State Street Corp.
3.300%, 12/16/2024	1,000,000	1,028,482
PNC Bank NA
3.250%, 06/01/2025	500,000	512,596
State Street Corp.
3.550%, 08/18/2025	500,000	522,382
Wells Fargo & Co.
3.000%, 04/22/2026	1,000,000	989,929
Bank of New York Mellon Corp.
2.800%, 05/04/2026	500,000	498,633
State Street Corp.
2.650%, 05/19/2026	1,000,000	992,714
U.S. Bancorp
2.375%, 07/22/2026	1,000,000	973,712
Bank of New York Mellon Corp.
2.450%, 08/17/2026	500,000	487,253
Wells Fargo & Co.
3.000%, 10/23/2026	1,500,000	1,482,402
U.S. Bancorp
3.150%, 04/27/2027	1,000,000	1,023,849
PNC Bank NA
3.100%, 10/25/2027	1,000,000	1,008,501
Bank of New York Mellon Corp.
3.400%, 01/29/2028	2,000,000	2,069,030
U.S. Bancorp
3.900%, 04/26/2028	1,000,000	1,081,976
Wells Fargo & Co.
4.150%, 01/24/2029	500,000	527,390
Bank of America Corp. (c)
3.974%, 02/07/2030	1,000,000	1,036,237

		22,319,134

Chemicals (0.44%)
Praxair Inc.
2.450%, 02/15/2022	1,000,000	1,004,052
2.700%, 02/21/2023	1,000,000	1,008,208
3.200%, 01/30/2026	1,000,000	1,028,456
Air Liquide Finance (b)
2.500%, 09/27/2026	1,000,000	965,818
Ecolab Inc.
2.700%, 11/01/2026	1,000,000	987,008
3.250%, 12/01/2027	1,500,000	1,527,936

See accompanying notes to financial statements.	11

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2019

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Chemicals (Cont.)
PPG Industries Inc.
3.750%, 03/15/2028	$2,000,000	$2,070,650

		8,592,128

Commercial Service/Supply (0.10%)
Cintas Corp. No. 2
3.250%, 06/01/2022	2,000,000	2,047,690

Computer Software & Services (0.83%)
Automatic Data Processing Inc.
2.250%, 09/15/2020	500,000	500,278
Microsoft Corp.
2.125%, 11/15/2022	2,000,000	1,989,974
Intel Corp.
2.700%, 12/15/2022	1,000,000	1,009,169
Texas Instruments Inc.
2.250%, 05/01/2023	3,000,000	3,003,333
Alphabet Inc.
3.375%, 02/25/2024	1,000,000	1,047,843
Intel Corp.
3.700%, 07/29/2025	1,000,000	1,052,245
Automatic Data Processing Inc.
3.375%, 09/15/2025	1,000,000	1,042,117
Intel Corp.
2.600%, 05/19/2026	1,000,000	986,567
Oracle Corp.
2.650%, 07/15/2026	1,000,000	980,467
Microsoft Corp.
2.400%, 08/08/2026	500,000	491,533
Alphabet Inc.
1.998%, 08/15/2026	1,000,000	957,125
Microsoft Corp.
3.300%, 02/06/2027	500,000	520,662
QUALCOMM Inc.
3.250%, 05/20/2027	1,000,000	998,294
Texas Instruments Inc.
2.900%, 11/03/2027	500,000	501,319
Oracle Corp.
3.250%, 11/15/2027	1,000,000	1,019,215

		16,100,141

Computers (0.10%)
International Business Machines Corp.
1.625%, 05/15/2020	2,000,000	1,984,182

Consumer & Marketing (0.83%)
Unilever Capital Corp.
4.250%, 02/10/2021	1,000,000	1,030,730
Estee Lauder Companies Inc., The
1.700%, 05/10/2021	500,000	493,112
Procter & Gamble Co., The
2.300%, 02/06/2022	1,000,000	1,002,870
Colgate-Palmolive Co.
2.300%, 05/03/2022	1,000,000	1,003,576

	Principal amount	Value
Corporate Bonds (Cont.)
Consumer & Marketing (Cont.)
2.100%, 05/01/2023	$2,000,000	$1,985,878
NIKE Inc.
2.250%, 05/01/2023	500,000	498,946
Reckitt Benckiser Treasury Services PLC (b)
2.750%, 06/26/2024	1,000,000	992,361
Unilever Capital Corp.
3.100%, 07/30/2025	1,000,000	1,017,129
Kimberly-Clark Corp.
3.050%, 08/15/2025	1,000,000	1,023,294
Procter & Gamble Co., The
2.700%, 02/02/2026	500,000	501,913
Kimberly-Clark Corp.
2.750%, 02/15/2026	1,000,000	999,150
Unilever Capital Corp.
2.000%, 07/28/2026	500,000	471,405
NIKE Inc.
2.375%, 11/01/2026	1,000,000	981,021
Unilever Capital Corp.
2.900%, 05/05/2027	500,000	499,676
Reckitt Benckiser Treasury Services PLC (b)
3.000%, 06/26/2027	1,000,000	982,828
Clorox Co.
3.100%, 10/01/2027	500,000	500,321
Unilever Capital Corp.
3.500%, 03/22/2028	1,000,000	1,040,980
Clorox Co.
3.900%, 05/15/2028	1,000,000	1,060,310

		16,085,500

Electronic/Electrical Manufacturing (0.60%)
Emerson Electric Co.
2.625%, 12/01/2021	1,000,000	1,003,741
Siemens Financieringsmaatschappij NV (b)
2.900%, 05/27/2022	500,000	504,867
General Electric Co.
2.700%, 10/09/2022	1,000,000	989,117
Emerson Electric Co.
2.625%, 02/15/2023	1,000,000	1,011,054
General Electric Co.
3.375%, 03/11/2024	1,000,000	1,011,780
Siemens Financieringsmaatschappij NV (b)
3.250%, 05/27/2025	1,000,000	1,018,916
Emerson Electric Co.
3.150%, 06/01/2025	1,000,000	1,025,434
Siemens Financieringsmaatschappij NV (b)
2.350%, 10/15/2026	1,000,000	960,133
Honeywell International Inc.
2.500%, 11/01/2026	2,000,000	1,963,988
ABB Finance (USA) Inc.
3.800%, 04/03/2028	1,000,000	1,066,080

12	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2019

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Electronic/Electrical Manufacturing (Cont.)
Rockwell Automation Inc.
3.500%, 03/01/2029	$1,000,000	$1,043,753

		11,598,863

Financial Services (0.45%)
Mastercard Inc.
2.000%, 11/21/2021	500,000	495,662
JPMorgan Chase & Co.
4.500%, 01/24/2022	1,000,000	1,047,183
General Electric Capital Corp.
3.150%, 09/07/2022	287,000	288,578
Visa Inc.
2.800%, 12/14/2022	1,000,000	1,015,177
JPMorgan Chase & Co.
3.200%, 01/25/2023	1,000,000	1,016,337
3.625%, 05/13/2024	500,000	518,947
3.125%, 01/23/2025	1,000,000	1,008,327
GE Capital International Funding Co.
3.373%, 11/15/2025	747,000	738,226
Visa Inc.
3.150%, 12/14/2025	1,000,000	1,029,150
JPMorgan Chase & Co.
3.300%, 04/01/2026	1,000,000	1,011,944
Mastercard Inc.
2.950%, 11/21/2026	500,000	506,064

		8,675,595

Health Care (2.28%)
AstraZeneca PLC
1.950%, 09/18/2019	500,000	499,253
Becton Dickinson & Co.
3.125%, 11/08/2021	1,000,000	1,008,397
Abbott Laboratories
2.550%, 03/15/2022	1,000,000	1,000,046
EMD Finance LLC (b)
2.950%, 03/19/2022	1,000,000	1,003,369
Bayer US Finance II LLC (b)
2.200%, 07/15/2022	1,300,000	1,252,949
Bristol-Myers Squibb Co.
2.000%, 08/01/2022	1,500,000	1,482,038
Merck & Co. Inc.
2.400%, 09/15/2022	1,000,000	1,003,160
Novartis Capital Corp.
2.400%, 09/21/2022	1,000,000	998,708
Thermo Fisher Scientific Inc.
3.150%, 01/15/2023	1,000,000	1,014,936
GlaxoSmithKline Capital Inc.
2.800%, 03/18/2023	1,000,000	1,008,329
Merck & Co. Inc.
2.800%, 05/18/2023	2,000,000	2,029,878
Medtronic Inc.
3.625%, 03/15/2024	1,000,000	1,043,074
Novartis Capital Corp.
3.400%, 05/06/2024	1,500,000	1,554,569

	Principal amount	Value
Corporate Bonds (Cont.)
Health Care (Cont.)
Pfizer Inc.
3.400%, 05/15/2024	$1,000,000	$1,044,621
Stryker Corp.
3.375%, 05/15/2024	1,000,000	1,030,036
Amgen Inc.
3.625%, 05/22/2024	1,000,000	1,033,120
Bayer U.S. Finance LLC (b)
3.375%, 10/08/2024	1,000,000	986,694
Abbott Laboratories
2.950%, 03/15/2025	1,000,000	1,010,621
EMD Finance LLC (b)
3.250%, 03/19/2025	1,000,000	1,004,861
Bayer US Finance II LLC (b)
2.850%, 04/15/2025	1,000,000	926,026
Eli Lilly and Co.
2.750%, 06/01/2025	1,000,000	1,008,238
Roche Holdings Inc. (b)
3.000%, 11/10/2025	2,000,000	2,033,884
AstraZeneca PLC
3.375%, 11/16/2025	1,000,000	1,011,562
Novartis Capital Corp.
3.000%, 11/20/2025	1,000,000	1,016,509
Johnson & Johnson
2.450%, 03/01/2026	500,000	492,719
Stryker Corp.
3.500%, 03/15/2026	1,000,000	1,030,861
Roche Holdings Inc. (b)
2.625%, 05/15/2026	500,000	495,192
Amgen Inc.
2.600%, 08/19/2026	1,000,000	964,379
Roche Holdings Inc. (b)
2.375%, 01/28/2027	1,000,000	972,002
Medtronic Global Holdings
3.350%, 04/01/2027	1,000,000	1,032,680
Eli Lilly and Co.
3.100%, 05/15/2027	500,000	511,838
AstraZeneca PLC
3.125%, 06/12/2027	1,000,000	996,575
Amgen Inc.
3.200%, 11/02/2027	1,000,000	988,685
Johnson & Johnson
2.900%, 01/15/2028	2,000,000	2,015,776
Stryker Corp.
3.650%, 03/07/2028	1,000,000	1,038,167
GlaxoSmithKline Capital Inc.
3.875%, 05/15/2028	2,000,000	2,127,740
Sanofi
3.625%, 06/19/2028	1,500,000	1,585,562
Merck & Co. Inc.
3.400%, 03/07/2029	1,000,000	1,034,975
Eli Lilly and Co.
3.375%, 03/15/2029	1,000,000	1,036,446

See accompanying notes to financial statements.	13

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2019

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Health Care (Cont.)
Pfizer Inc.
3.450%, 03/15/2029	$1,000,000	$1,040,947

		44,369,422

Machinery & Manufacturing (0.86%)
3M Co.
1.625%, 06/15/2019	2,000,000	1,998,970
Caterpillar Financial Services Corp.
2.950%, 05/15/2020	1,000,000	1,005,552
Danaher Corp.
2.400%, 09/15/2020	500,000	499,495
Caterpillar Inc.
3.900%, 05/27/2021	500,000	515,442
John Deere Capital Corp.
2.750%, 03/15/2022	500,000	504,023
Deere & Co.
2.600%, 06/08/2022	1,000,000	1,000,859
Covidien International
3.200%, 06/15/2022	1,000,000	1,021,746
Caterpillar Financial Services Corp.
2.625%, 03/01/2023	1,000,000	1,004,741
Caterpillar Inc.
3.400%, 05/15/2024	1,000,000	1,034,526
John Deere Capital Corp.
3.350%, 06/12/2024	1,500,000	1,546,790
Caterpillar Financial Services Corp.
3.250%, 12/01/2024	1,000,000	1,030,513
3M Co.
3.000%, 08/07/2025	1,000,000	1,019,524
Dover Corp.
3.150%, 11/15/2025	1,000,000	1,005,078
3M Co.
2.250%, 09/19/2026	500,000	480,249
Eaton Corp.
3.103%, 09/15/2027	1,000,000	999,926
John Deere Capital Corp.
3.050%, 01/06/2028	1,000,000	1,008,566
3M Co.
3.375%, 03/01/2029	1,000,000	1,026,981

		16,702,981

Media & Broadcasting (0.26%)
Comcast Corp.
3.125%, 07/15/2022	1,000,000	1,017,030
Reed Elsevier Capital
3.125%, 10/15/2022	1,000,000	1,010,130
Comcast Corp.
3.600%, 03/01/2024	1,000,000	1,038,151
2.350%, 01/15/2027	1,000,000	954,524
RELX Capital Inc.
4.000%, 03/18/2029	1,000,000	1,036,082

		5,055,917

	Principal amount	Value
Corporate Bonds (Cont.)
Mining & Metals (0.15%)
BHP Billiton Finance USA Ltd.
3.250%, 11/21/2021	$1,000,000	$1,021,651
Alcoa Inc.
5.870%, 02/23/2022	756,000	788,130
Rio Tinto Finance USA Ltd.
3.750%, 06/15/2025	1,000,000	1,059,831

		2,869,612

Oil & Gas (1.15%)
Shell International Finance
4.300%, 09/22/2019	1,000,000	1,005,414
Total Capital International SA
2.750%, 06/19/2021	1,000,000	1,006,052
TransCanada PipeLines Ltd.
2.500%, 08/01/2022	2,000,000	1,981,004
Shell International Finance
2.375%, 08/21/2022	1,000,000	997,028
Total Capital International SA
2.700%, 01/25/2023	1,000,000	1,004,553
Occidental Petroleum Corp.
2.700%, 02/15/2023	2,000,000	1,993,214
Chevron Corp.
3.191%, 06/24/2023	1,000,000	1,027,160
Total Capital Canada Ltd.
2.750%, 07/15/2023	500,000	503,876
Schlumberger Investment
3.650%, 12/01/2023	1,000,000	1,039,523
Exxon Mobil Corp.
3.176%, 03/15/2024	2,000,000	2,062,412
2.709%, 03/06/2025	1,000,000	1,005,687
Shell International Finance
3.250%, 05/11/2025	1,000,000	1,028,874
Occidental Petroleum Corp.
3.500%, 06/15/2025	500,000	511,019
Chevron Corp.
3.326%, 11/17/2025	1,000,000	1,040,210
TransCanada PipeLines Ltd.
4.875%, 01/15/2026	1,000,000	1,087,113
Shell International Finance
2.875%, 05/10/2026	1,000,000	999,314
Baker Hughes, a GE Co., LLC / Baker
Hughes Co-Obligor, Inc.
3.337%, 12/15/2027	1,000,000	980,576
Sabal Trail Transmission LLC (b)
4.246%, 05/01/2028	1,000,000	1,056,303
TransCanada PipeLines Ltd.
4.250%, 05/15/2028	1,000,000	1,050,654
Total Capital International SA
3.455%, 02/19/2029	1,000,000	1,037,769

		22,417,755

14	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2019

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Retailers (1.05%)
Target Corp.
2.300%, 06/26/2019	$1,000,000	$999,844
McDonald’s Corp.
3.625%, 05/20/2021	2,000,000	2,043,770
TJX Companies Inc., The
2.750%, 06/15/2021	1,000,000	1,007,556
Home Depot Inc.
2.625%, 06/01/2022	500,000	503,724
CVS Health Corp.
3.500%, 07/20/2022	1,000,000	1,017,319
Wal-Mart Stores Inc.
2.550%, 04/11/2023	1,000,000	1,004,916
CVS Caremark Corp.
4.000%, 12/05/2023	1,000,000	1,033,785
Wal-Mart Stores Inc.
3.300%, 04/22/2024	500,000	515,944
Costco Wholesale Corp.
2.750%, 05/18/2024	1,000,000	1,012,079
McDonald’s Corp.
3.250%, 06/10/2024	1,000,000	1,032,029
Target Corp.
3.500%, 07/01/2024	1,000,000	1,047,890
Home Depot Inc.
3.350%, 09/15/2025	1,000,000	1,040,712
Lowe’s Companies Inc.
3.375%, 09/15/2025	1,000,000	1,024,095
Home Depot Inc.
3.000%, 04/01/2026	1,000,000	1,015,820
Lowe’s Companies Inc.
2.500%, 04/15/2026	1,000,000	961,044
Target Corp.
2.500%, 04/15/2026	1,000,000	988,336
TJX Companies Inc., The
2.250%, 09/15/2026	1,000,000	972,591
Costco Wholesale Corp.
3.000%, 05/18/2027	1,000,000	1,019,622
Amazon.com Inc.
3.150%, 08/22/2027	1,000,000	1,027,383
McDonald’s Corp.
3.800%, 04/01/2028	1,000,000	1,047,901

		20,316,360

Telecom & Telecom Equipment (0.71%)
Deutsche Telekom International Finance BV (b)
1.950%, 09/19/2021	1,000,000	984,037
AT&T Inc.
3.000%, 02/15/2022	2,000,000	2,016,036
Vodafone Group PLC
2.500%, 09/26/2022	1,000,000	992,208
Verizon Communications Inc.
2.450%, 11/01/2022	1,000,000	1,000,311
Vodafone Group PLC
2.950%, 02/19/2023	1,000,000	1,004,124
Cisco Systems Inc.
3.625%, 03/04/2024	1,000,000	1,054,723

	Principal amount	Value
Corporate Bonds (Cont.)
Telecom & Telecom Equipment (Cont.)
Verizon Communications Inc.
4.150%, 03/15/2024	$1,000,000	$1,062,288
Cisco Systems Inc.
3.500%, 06/15/2025	500,000	526,205
2.950%, 02/28/2026	500,000	500,575
Verizon Communications Inc.
2.625%, 08/15/2026	1,000,000	970,296
Vodafone Group PLC
4.375%, 05/30/2028	1,000,000	1,042,713
Verizon Communications Inc.
4.329%, 09/21/2028	1,012,000	1,096,074
3.875%, 02/08/2029	1,000,000	1,046,201
AT&T Inc.
4.350%, 03/01/2029	500,000	522,106

		13,817,897

Transportation (0.78%)
Burlington Northern Santa Fe
3.050%, 09/01/2022	500,000	508,041
United Parcel Service Inc.
2.450%, 10/01/2022	1,000,000	1,002,463
Burlington Northern Santa Fe
3.000%, 03/15/2023	1,500,000	1,524,531
Union Pacific Corp.
2.750%, 04/15/2023	500,000	504,300
Norfolk Southern Corp.
3.850%, 01/15/2024	1,000,000	1,050,555
Burlington Northern Santa Fe
3.750%, 04/01/2024	1,000,000	1,049,148
Union Pacific Corp.
3.250%, 08/15/2025	500,000	512,196
Canadian National Railway Co.
2.750%, 03/01/2026	2,000,000	2,002,404
Union Pacific Corp.
2.750%, 03/01/2026	1,000,000	988,636
Norfolk Southern Corp.
2.900%, 06/15/2026	500,000	499,402
United Parcel Service Inc.
2.400%, 11/15/2026	500,000	487,888
Union Pacific Corp.
3.000%, 04/15/2027	1,000,000	1,005,592
Norfolk Southern Corp.
3.150%, 06/01/2027	500,000	502,359
United Parcel Service Inc.
3.050%, 11/15/2027	2,000,000	2,026,738
Union Pacific Corp.
3.950%, 09/10/2028	1,000,000	1,065,229
3.700%, 03/01/2029	500,000	522,006

		15,251,488

Utilities & Energy (4.43%)
Public Service Electric and Gas Co.
1.800%, 06/01/2019	1,000,000	1,000,000
Kentucky Utilities Co.
3.250%, 11/01/2020	500,000	503,561

See accompanying notes to financial statements.	15

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2019

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Southern California Edison Co.
3.875%, 06/01/2021	$2,000,000	$2,036,654
San Diego Gas & Electric Co.
3.000%, 08/15/2021	500,000	503,544
Southern California Edison Co.
2.400%, 02/01/2022	1,000,000	986,933
Carolina Power & Light Co.
2.800%, 05/15/2022	1,000,000	1,009,294
Consumers Energy Co.
2.850%, 05/15/2022	1,000,000	1,012,344
Georgia Power Co.
2.850%, 05/15/2022	1,000,000	1,005,259
Detroit Edison Co.
2.650%, 06/15/2022	500,000	503,382
CenterPoint Energy Houston LLC
2.250%, 08/01/2022	1,000,000	994,691
Baltimore Gas & Electric Co.
2.800%, 08/15/2022	1,000,000	1,007,269
Northern States Power Co.
2.150%, 08/15/2022	500,000	495,615
Pacific Gas & Electric (d)
2.450%, 08/15/2022	1,000,000	915,000
Ameren Illinois Co.
2.700%, 09/01/2022	1,000,000	1,006,660
PPL Electric Utilities
2.500%, 09/01/2022	1,000,000	997,004
Public Service Company of Colorado
2.250%, 09/15/2022	1,000,000	992,370
Tampa Electric Co.
2.600%, 09/15/2022	500,000	498,134
NSTAR Electric Co.
2.375%, 10/15/2022	500,000	497,680
Public Service Company of Colorado
2.500%, 03/15/2023	1,000,000	993,515
Virginia Electric & Power Co.
2.750%, 03/15/2023	1,000,000	1,006,354
Public Service Electric and Gas Co.
2.375%, 05/15/2023	2,000,000	1,996,290
Florida Power & Light Co.
2.750%, 06/01/2023	2,000,000	2,023,356
Pacificorp
2.950%, 06/01/2023	1,000,000	1,013,105
Pacific Gas & Electric (d)
3.250%, 06/15/2023	1,000,000	915,000
Consumers Energy Co.
3.375%, 08/15/2023	1,000,000	1,031,639
Laclede Gas Co.
3.400%, 08/15/2023	1,000,000	1,015,916
Duke Energy Ohio Inc.
3.800%, 09/01/2023	1,000,000	1,049,024
San Diego Gas & Electric Co.
3.600%, 09/01/2023	2,000,000	2,056,998
Public Service Company of New Hampshire
3.500%, 11/01/2023	500,000	518,662

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Delmarva Power & Light Co.
3.500%, 11/15/2023	$1,000,000	$1,035,862
Alabama Power Co.
3.550%, 12/01/2023	1,000,000	1,041,610
Virginia Electric & Power Co.
3.450%, 02/15/2024	1,000,000	1,030,814
DTE Electric Co.
3.650%, 03/15/2024	2,000,000	2,093,644
Potomac Electric Power Co.
3.600%, 03/15/2024	1,000,000	1,041,187
Florida Power & Light Co.
3.250%, 06/01/2024	1,000,000	1,036,622
Interstate Power & Light Co.
3.250%, 12/01/2024	1,000,000	1,025,006
DTE Electric Co.
3.375%, 03/01/2025	1,000,000	1,033,038
Alabama Power Co.
2.800%, 04/01/2025	1,000,000	999,352
Arizona Public Service Co.
3.150%, 05/15/2025	500,000	511,581
Public Service Company of Colorado
2.900%, 05/15/2025	1,000,000	1,007,780
Wisconsin Electric Power
3.100%, 06/01/2025	1,000,000	1,015,318
Pacific Gas & Electric (d)
3.500%, 06/15/2025	1,000,000	905,000
Southern California Gas Co.
3.200%, 06/15/2025	500,000	504,868
Duke Energy Progress LLC
3.250%, 08/15/2025	1,000,000	1,027,829
Interstate Power & Light Co.
3.400%, 08/15/2025	1,000,000	1,025,193
Kentucky Utilities Co.
3.300%, 10/01/2025	500,000	515,015
Louisville Gas & Electric Co.
3.300%, 10/01/2025	1,000,000	1,036,573
PECO Energy Co.
3.150%, 10/15/2025	1,000,000	1,024,091
NSTAR Electric Co.
3.250%, 11/15/2025	1,000,000	1,023,890
Florida Power & Light Co.
3.125%, 12/01/2025	1,000,000	1,036,654
Virginia Electric & Power Co.
3.150%, 01/15/2026	1,000,000	1,016,631
Brooklyn Union Gas Co., The (b)
3.407%, 03/10/2026	1,000,000	1,022,613
Georgia Power Co.
3.250%, 04/01/2026	1,000,000	1,005,126
San Diego Gas & Electric Co.
2.500%, 05/15/2026	1,000,000	954,068
NSTAR Electric Co.
2.700%, 06/01/2026	1,000,000	972,348
Commonwealth Edison Co.
2.550%, 06/15/2026	1,000,000	984,588

16	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2019

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Southern California Gas Co.
2.600%, 06/15/2026	$1,000,000	$962,877
Westar Energy Inc.
2.550%, 07/01/2026	1,000,000	975,013
KeySpan Gas East Corp. (b)
2.742%, 08/15/2026	1,000,000	967,380
CenterPoint Energy Houston Electric LLC
2.400%, 09/01/2026	500,000	484,607
Public Service Electric and Gas Co.
2.250%, 09/15/2026	1,000,000	957,854
AEP Transmission Company LLC
3.100%, 12/01/2026	500,000	506,791
Consolidated Edison Co. of New York
2.900%, 12/01/2026	500,000	494,643
Duke Energy Carolinas
2.950%, 12/01/2026	1,000,000	1,003,680
Westar Energy Inc.
3.100%, 04/01/2027	1,000,000	1,015,846
NSTAR Electric Co.
3.200%, 05/15/2027	1,000,000	1,020,260
Public Service Electric and Gas Co.
3.000%, 05/15/2027	500,000	501,250
Appalachian Power Co.
3.300%, 06/01/2027	1,000,000	1,017,383
Rochester Gas & Electric Corp. (b)
3.100%, 06/01/2027	1,000,000	1,013,473
Atmos Energy Corp.
3.000%, 06/15/2027	1,000,000	1,005,907
Union Electric Co.
2.950%, 06/15/2027	1,000,000	1,002,136
Boston Gas Co. (b)
3.150%, 08/01/2027	500,000	497,651
Commonwealth Edison Co.
2.950%, 08/15/2027	500,000	499,864
Wisconsin Power & Light
3.050%, 10/15/2027	1,000,000	1,004,917
Consolidated Edison Co. of New York
3.125%, 11/15/2027	1,000,000	1,009,540
Pacific Gas & Electric (d)
3.300%, 12/01/2027	1,000,000	880,000
Southern California Edison Co.
3.650%, 03/01/2028	1,000,000	1,009,884
Southwest Gas Corp.
3.700%, 04/01/2028	1,000,000	1,044,997
Virginia Electric & Power Co.
3.800%, 04/01/2028	1,000,000	1,055,930
Public Service Electric and Gas Co.
3.700%, 05/01/2028	1,000,000	1,064,804
Ameren Illinois Co.
3.800%, 05/15/2028	1,000,000	1,063,724
Consolidated Edison Co. of New York
3.800%, 05/15/2028	1,000,000	1,067,680
Indiana Michigan Power Co.
3.850%, 05/15/2028	1,000,000	1,061,563

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
AEP Texas Central Co.
3.950%, 06/01/2028	$1,000,000	$1,059,778
Duke Energy Ohio Inc.
3.650%, 02/01/2029	1,000,000	1,058,640
Brooklyn Union Gas Co., The (b)
3.865%, 03/04/2029	1,000,000	1,052,953
Union Electric Co.
3.500%, 03/15/2029	1,000,000	1,040,075
MidAmerican Energy Co.
3.650%, 04/15/2029	1,000,000	1,054,472

		85,967,126

Total Corporate Bonds
(cost $370,210,125)		376,023,947

Foreign Government Bonds (0.10%)
Province of Quebec
2.500%, 04/20/2026	1,000,000	1,008,328
Province of Ontario
2.500%, 04/27/2026	1,000,000	1,005,748

Total Foreign Government Bonds
(cost $1,995,217)		2,014,076

Government Agency Securities (e) (4.39%)
Agency Commercial Mortgage-Backed Securities (4.28%)
Federal Home Loan Mortgage Corp.
Series K018, Class A2
2.789%, 01/25/2022	10,000,000	10,123,436
Series K029, Class A1
2.839%, 10/25/2022	4,681,512	4,711,043
Series KSMC, Class A2
2.615%, 01/25/2023	2,000,000	2,023,236
Series K722, Class A2
2.406%, 03/25/2023	1,000,000	1,004,265
Series K723, Class A2
2.454%, 08/25/2023	2,000,000	2,011,698
Series K724, Class A2
3.062%, 11/25/2023	500,000	515,152
Series K725, Class A2
3.002%, 01/25/2024	3,000,000	3,083,874
Series K726, Class A2
2.905%, 04/25/2024	1,500,000	1,536,752
Series K044, Class A2
2.811%, 01/25/2025	2,000,000	2,041,988
Series K049, Class A2
3.010%, 07/25/2025	2,000,000	2,061,676
Series K054, Class A2
2.745%, 01/25/2026	500,000	509,161
Series K055, Class A2
2.673%, 03/25/2026	2,000,000	2,025,684
Series K056, Class A2
2.525%, 05/25/2026	2,000,000	2,003,492
Series K057, Class A2
2.570%, 07/25/2026	2,000,000	2,006,288
Series K058, Class A2
2.653%, 08/25/2026	1,500,000	1,511,279

See accompanying notes to financial statements.	17

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2019

(Unaudited)

	Principal amount	Value
Government Agency Securities (Cont.)
Agency Commercial Mortgage-Backed Securities (Cont.)
Series K059, Class A2
3.120%, 09/25/2026	$1,500,000	$1,558,983
Series K063, Class A2
3.430%, 01/25/2027	2,000,000	2,116,614
Series K064, Class A2
3.224%, 03/25/2027	2,500,000	2,610,335
Series K065, Class A2
3.243%, 04/25/2027	2,000,000	2,091,886
Series K072, Class A2
3.444%, 12/25/2027	1,500,000	1,594,473
Series K074, Class A2
3.600%, 01/25/2028	2,000,000	2,150,910
Series K073, Class A2
3.350%, 01/25/2028	1,000,000	1,053,753
Series K075, Class A2
3.650%, 02/25/2028	1,500,000	1,617,144
Series K076, Class A2
3.900%, 04/25/2028	2,000,000	2,192,950
Federal National Mortgage Association
Series 2012-M5, Class A2
2.715%, 02/25/2022	3,187,784	3,213,255
Series 2016-M12, Class AV2
2.308%, 10/25/2023	1,000,000	988,797
Series 2015-M11, Class A2
2.830%, 04/25/2025	2,000,000	2,040,914
Series 2015-M17, Class A2
2.937%, 11/25/2025	1,000,000	1,025,644
Series 2016-M6, Class A2
2.488%, 05/25/2026	1,000,000	994,213
Series 2016-M9, Class A2
2.292%, 06/25/2026	1,000,000	980,573
Series 2016-M11, Class A2
2.369%, 07/25/2026	2,000,000	1,968,592
Series 2016-M12, Class A2
2.446%, 09/25/2026	2,000,000	1,977,638
Series 2016-M7, Class A2
2.499%, 09/25/2026	1,000,000	994,968
Series 2017-M4, Class A2
2.586%, 12/25/2026	2,500,000	2,492,078
Series 2017-M7, Class A2
2.961%, 02/25/2027	2,000,000	2,039,602
Series 2017-M2, Class A2
2.785%, 02/25/2027	1,000,000	1,013,716
Series 2017-M8, Class A2
3.061%, 05/25/2027	2,000,000	2,067,968
Series 2018-M1, Class A2
2.986%, 12/25/2027	2,000,000	2,051,090
Series 2018-M2, Class A2
2.902%, 01/25/2028	2,000,000	2,044,830
Series 2018-M7, Class A2
3.052%, 03/25/2028	1,500,000	1,547,141
Series 2018-M4, Class A2
3.043%, 03/25/2028	1,500,000	1,542,875

		83,139,966

	Principal amount	Value
Government Agency Securities (Cont.)
Agency Notes & Bonds (0.11%)
Tennessee Valley Authority
3.875%, 02/15/2021	$2,000,000	$2,060,792

		2,060,792

Total Government Agency Securities
(cost $84,069,961)		85,200,758

U.S. Treasury Obligations (8.60%)
U.S. Treasury Notes
3.625%, 08/15/2019	10,000,000	10,023,050
3.375%, 11/15/2019	10,000,000	10,042,580
3.625%, 02/15/2020	15,000,000	15,130,080
3.500%, 05/15/2020	20,000,000	20,230,460
1.375%, 10/31/2020	5,000,000	4,951,760
3.625%, 02/15/2021	10,000,000	10,267,190
2.000%, 02/28/2021	5,000,000	4,999,415
2.000%, 11/15/2021	25,000,000	25,048,825
2.500%, 08/15/2023	10,000,000	10,228,520
2.750%, 11/15/2023	10,000,000	10,342,580
2.500%, 05/15/2024	5,000,000	5,129,295
2.000%, 06/30/2024	5,000,000	5,011,330
2.000%, 02/15/2025	15,000,000	15,012,300
2.750%, 02/15/2028	10,000,000	10,504,300
2.375%, 05/15/2029	10,000,000	10,206,250

Total U.S. Treasury Obligations
(cost $164,728,614)		167,127,935

18	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2019

(Unaudited)

	Shares	Value
Short-term Investments (1.56%)
JPMorgan U.S. Government Money Market Fund Capital Shares, 2.28% (f)	30,266,114	$30,266,114

Total Short-term Investments
(cost $ 30,266,114)		30,266,114

TOTAL INVESTMENTS (99.56%)
(cost $ 1,106,920,323)		1,934,007,862
OTHER ASSETS, NET OF LIABILITIES (0.44%)		8,481,483

NET ASSETS (100.00%)		$1,942,489,345

(a)	Non-income producing security.

(b)

Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2019, the value of these securities amounted to $30,769,909 or 1.58% of net assets.

(c)	Rate shown is fixed until February 7, 2029.

(d)	Pacific Gas & Electric filed for Chapter 11 bankruptcy protection on January 29, 2019, and is currently in default.

(e)

The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 6, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corp. (“Freddie Mac”) into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed.

(f)	Rate shown is the 7-day yield as of May 31, 2019.

ADR - American Depositary Receipt

See accompanying notes to financial statements.	19

STATE FARM ASSOCIATES’ FUNDS TRUST INTERIM FUND

SCHEDULE OF INVESTMENTS

May 31, 2019

(Unaudited)

	Principal amount	Value
U.S. Treasury Obligations (95.87%)
U.S. Treasury Notes
1.250%, 10/31/2019	$10,000,000	$9,954,300
1.375%, 01/31/2020	10,000,000	9,938,280
1.375%, 02/29/2020	5,000,000	4,964,650
2.250%, 02/29/2020	3,000,000	2,998,008
1.375%, 03/31/2020	5,000,000	4,962,500
1.125%, 04/30/2020	5,000,000	4,949,025
1.500%, 05/31/2020	5,000,000	4,964,065
1.875%, 06/30/2020	10,000,000	9,964,060
1.625%, 07/31/2020	5,000,000	4,967,775
2.625%, 07/31/2020	2,000,000	2,009,844
2.625%, 08/31/2020	5,000,000	5,028,710
1.375%, 08/31/2020	5,000,000	4,953,515
2.875%, 10/31/2020	2,500,000	2,527,048
2.625%, 11/15/2020	3,000,000	3,024,141
2.125%, 01/31/2021	10,000,000	10,016,410
2.500%, 02/28/2021	5,000,000	5,042,190
1.375%, 04/30/2021	10,000,000	9,887,890
2.000%, 05/31/2021	10,000,000	10,007,420
1.125%, 07/31/2021	5,000,000	4,913,865
2.000%, 08/31/2021	5,000,000	5,006,835
2.750%, 09/15/2021	2,500,000	2,546,583
2.000%, 10/31/2021	7,500,000	7,513,185
1.875%, 11/30/2021	10,000,000	9,987,500
1.500%, 01/31/2022	10,000,000	9,892,580
1.750%, 02/28/2022	10,000,000	9,954,300
1.750%, 03/31/2022	10,000,000	9,955,470
1.750%, 04/30/2022	5,000,000	4,976,955
1.750%, 05/15/2022	10,000,000	9,954,300
1.625%, 08/15/2022	8,500,000	8,424,962
1.750%, 09/30/2022	5,000,000	4,974,610
1.875%, 10/31/2022	2,000,000	1,997,578
2.000%, 11/30/2022	2,500,000	2,507,033
2.000%, 02/15/2023	5,000,000	5,014,065
2.500%, 03/31/2023	3,000,000	3,064,335
1.625%, 04/30/2023	5,000,000	4,943,555
1.625%, 05/31/2023	10,000,000	9,885,550
1.375%, 06/30/2023	5,000,000	4,891,015
1.250%, 07/31/2023	5,000,000	4,864,845
2.500%, 08/15/2023	5,000,000	5,114,260
1.375%, 09/30/2023	5,000,000	4,883,010
1.625%, 10/31/2023	5,000,000	4,933,400
2.875%, 10/31/2023	2,000,000	2,078,828
2.125%, 11/30/2023	10,000,000	10,079,690
2.250%, 01/31/2024	5,000,000	5,067,580
2.750%, 02/15/2024	5,000,000	5,181,250
2.125%, 02/29/2024	5,000,000	5,040,625
2.125%, 03/31/2024	3,000,000	3,024,843
2.000%, 04/30/2024	5,000,000	5,011,330

	Principal amount	Value
U.S. Treasury Obligations (Cont.)
U.S. Treasury Notes (cont.)
2.500%, 05/15/2024	$6,500,000	$6,668,084
2.375%, 08/15/2024	7,000,000	7,142,191
2.250%, 10/31/2024	2,500,000	2,536,328
2.250%, 11/15/2024	8,000,000	8,112,816
2.250%, 12/31/2024	8,000,000	8,115,936

Total U.S. Treasury Obligations
(cost $317,598,839)		318,419,123

	Shares	Value
Short-term Investments (3.92%)
JPMorgan U.S. Government Money Market Fund Capital Shares, 2.28% (a)	13,005,006	13,005,006

Total Short-term Investments
(cost $13,005,006)		13,005,006

TOTAL INVESTMENTS (99.79%)
(cost $330,603,845)		331,424,129
OTHER ASSETS, NET OF LIABILITIES (0.21%)		692,687

NET ASSETS (100.00%)		$332,116,816

(a)	Rate shown is the 7-day yield as of May 31, 2019.

20	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS

May 31, 2019

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (96.09%)
Alabama (1.54%)
City of Athens, Alabama, General Obligation Warrants	4.000%	09/01/2019	Aa3	$1,145,000	$1,151,710
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	3.000%	06/01/2024	A+	585,000	618,093
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	3.250%	06/01/2025	A+	600,000	640,458
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	3.500%	06/01/2026	A+	620,000	666,134
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	3.750%	06/01/2027	A+	645,000	697,155
City of Athens, Alabama, Water and Sewer Revenue Warrants, Series 2017	3.000%	05/01/2028	A2	980,000	1,037,114
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	4.000%	06/01/2028	A+	665,000	728,301
The Water and Wastewater Board of the City of Madison Water and Sewer Revenue Bonds, Series 2015	4.000%	12/01/2028	Aa2	2,165,000	2,410,035
City of Athens, Alabama, Water and Sewer Revenue Warrants, Series 2017	3.125%	05/01/2029	A2	1,010,000	1,066,176
City of Florence (Alabama), Water and Sewer Revenue Warrants, Series 2011 (Prerefunded to 02-15-2021 @ 100) (b)	5.000%	08/15/2029	A1	1,620,000	1,716,325

					10,731,501

Alaska (1.77%)
Municipality of Anchorage, Alaska, Senior Lien Electric Revenue Bonds, 2009 Series A (Tax-Exempt)	4.000%	12/01/2021	A+	1,955,000	1,978,558
Matanuska-Susitna Borough, Alaska, General Obligation School Bonds, 2009 Series A (Prerefunded to 07-01-2019 @ 100) (b)	5.500%	07/01/2025	Aa2	1,190,000	1,193,665
Municipality of Anchorage, Alaska, 2016 General Obligation Bonds, Series A, (General Purpose)	3.250%	09/01/2028	AAA	1,095,000	1,182,447
Municipality of Anchorage, Alaska, 2016 General Obligation Bonds, Series B, (Schools)	3.250%	09/01/2028	AAA	1,050,000	1,133,853
Municipality of Anchorage, Alaska, 2016 General Obligation Bonds, Series A, (General Purpose)	3.500%	09/01/2029	AAA	1,390,000	1,511,403
Municipality of Anchorage, Alaska, 2016 General Obligation Bonds, Series B, (Schools)	3.500%	09/01/2029	AAA	1,090,000	1,185,201
Municipality of Anchorage, Alaska, 2016 General Obligation Bonds, Series A, (General Purpose)	3.500%	09/01/2030	AAA	1,440,000	1,551,974
Municipality of Anchorage, Alaska, 2016 General Obligation Bonds, Series B, (Schools)	3.500%	09/01/2030	AAA	1,125,000	1,212,480
Matanuska-Susitna Borough, Alaska, General Obligation Transportation System Bonds, 2014 Series A	5.000%	08/01/2031	AA+	1,225,000	1,379,215

					12,328,796

Arizona (4.18%)
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009), (Bank Qualified)	4.000%	07/01/2019	A+	500,000	500,949
City of Glendale, Arizona, General Obligation Refunding Bonds, Series 2010	5.000%	07/01/2019	A1	4,180,000	4,191,161
Tucson Unified School District No. 1 of Pima County, Arizona, Refunding Bonds, Tax-Exempt Series 2011	5.000%	07/01/2020	Aa3	1,965,000	2,039,552
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009), (Bank Qualified) (Economically Defeased to 07-01-2019 @ 100) (b)	5.000%	07/01/2021	A+	500,000	501,335
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Series A (2012)	3.000%	07/01/2021	Aa2	1,000,000	1,031,780
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Series A (2012)	3.000%	07/01/2022	Aa2	570,000	596,608
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	5.000%	07/01/2022	AA	500,000	553,310
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	3.000%	07/01/2022	AA	495,000	518,107
Tucson Unified School District No. 1 of Pima County, Arizona, Refunding Bonds, Tax-Exempt Series 2011	5.000%	07/01/2022	Aa3	1,000,000	1,107,260
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009), (Bank Qualified) (Economically Defeased to 07-01-2019 @ 100) (b)	5.000%	07/01/2023	A+	1,000,000	1,002,670
Litchfield Elementary School District No. 79 of Maricopa County, Arizona, School Improvement Bonds, Project of 2009, Series A (2011)	5.000%	07/01/2023	Aa2	1,000,000	1,071,880
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Series A (2012)	3.000%	07/01/2023	Aa2	930,000	972,622
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Series B (2013)	3.000%	07/01/2023	Aa2	1,255,000	1,330,162

See accompanying notes to financial statements.	21

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2019

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Arizona (Cont.)
Pima County, Arizona, General Obligation Bonds, Series 2009A (Economically Defeased to 07-01-2019 @ 100) (b)	4.000%	07/01/2023	AA	$1,500,000	$1,502,775
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	5.000%	07/01/2023	AA	1,060,000	1,172,689
Pinal County Community College District of Pinal County, Arizona, General Obligation Bonds, Project of 2008, Series B (2012)	4.500%	07/01/2023	AA-	1,705,000	1,805,868
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009), (Bank Qualified) (Economically Defeased to 07-01-2019 @ 100) (b)	5.000%	07/01/2024	A+	1,000,000	1,002,669
Phoenix Union High School District No. 210 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Tax-Exempt Series A (2012)	4.000%	07/01/2024	Aa2	1,165,000	1,252,119
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series D (2013)	5.000%	07/01/2026	A+	555,000	624,009
Cave Creek Unified School District No. 93 of Maricopa County, Arizona, School Improvement Bonds, Project of 2014, Series A (2015)	4.000%	07/01/2026	AA-	545,000	614,929
Kyrene Elementary School District No. 28 of Maricopa County, Arizona, School Improvement Bonds, Project of 2010, Series C (2015)	4.000%	07/01/2026	AA	765,000	870,249
Pima County, Arizona, General Obligation Bonds, Series 2012A	4.000%	07/01/2026	AA	2,000,000	2,140,200
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series D (2013)	5.000%	07/01/2027	A+	400,000	449,068
Cave Creek Unified School District No. 93 of Maricopa County, Arizona, School Improvement Bonds, Project of 2014, Series A (2015)	4.000%	07/01/2027	AA-	1,100,000	1,234,475
Tempe Union High School District No. 213 of Maricopa County, Arizona, Refunding Bonds, Series 2016	3.000%	07/01/2028	AA	1,000,000	1,066,070

					29,152,516

Arkansas (2.63%)
State of Arkansas, General Obligation Four-Lane Highway Construction and Improvement Bonds, Series 2013	3.500%	06/15/2023	AA	6,000,000	6,242,820
Board of Trustees of the University of Arkansas, Various Facility Revenue Bonds (Fayetteville Campus), Refunding Series 2015A	3.000%	11/01/2024	Aa2	2,315,000	2,484,250
City of Little Rock, Arkansas, Library Construction and Refunding Bonds, Series 2015	2.750%	03/01/2025	AA	1,025,000	1,037,064
State of Arkansas, Higher Education General Obligation Bonds, Refunding Series 2015	4.000%	06/01/2027	AA	3,000,000	3,342,870
Board of Trustees of the University of Arkansas, Various Facility Revenue Bonds (Fayetteville Campus), Series 2014A	5.000%	11/01/2028	Aa2	365,000	424,645
Rogers School District No. 30 of Benton County, Arkansas Refunding Bonds	4.000%	02/01/2030	NR	1,000,000	1,004,550
Rogers School District No. 30 of Benton County, Arkansas, Refunding Bonds	3.125%	02/01/2030	NR	2,880,000	2,946,067
Board of Trustees of the University of Arkansas, Various Facility Revenue Bonds (Fayetteville Campus), Series 2014A	5.000%	11/01/2030	Aa2	785,000	905,560

					18,387,826

California (4.59%)
City of San Jose, General Obligation Bonds, Series 2007 (Parks and Public Safety Projects)	4.500%	09/01/2022	Aa1	2,900,000	2,907,134
Atascadero Unified School District, (San Luis Obispo County, California) General Obligation Bonds, 2010 Election, Series B	5.000%	08/01/2025	Aa3	225,000	265,644
Marin Community College District (Marin County, California), Election of 2004 General Obligation Bonds, Series C (Prerefunded to 08-01-2021 @ 100) (b)	4.000%	08/01/2025	Aaa	1,115,000	1,181,800
Marin Community College District (Marin County, California), Election of 2004 General Obligation Bonds, Series C (Prerefunded to 08-01-2021 @ 100) (b)	4.250%	08/01/2026	Aaa	1,275,000	1,358,156
Atascadero Unified School District, (San Luis Obispo County, California) General Obligation Bonds, 2010 Election, Series B	5.000%	08/01/2027	Aa3	1,080,000	1,269,205
East Side Union High School District, (Santa Clara County, California), 2015 General Obligation Refunding Bonds	3.500%	08/01/2027	A+	1,000,000	1,097,050
Newark Unified School District, (Alameda County, California), General Obligation Bonds, Election of 2011, Series C	3.000%	08/01/2028	Aa3	750,000	803,895
Santee School District, (County of San Diego, California), General Obligation Refunding Bonds, Series 2015	3.500%	08/01/2028	AA-	1,565,000	1,712,658
Campbell Union High School District, (Santa Clara County, California), 2016 General Obligation Refunding Bonds	3.250%	08/01/2029	Aa1	1,965,000	2,113,534

22	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2019

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
California (Cont.)
City of La Mesa, General Obligation Refunding Bonds, Series 2016 (Fire, Police and Emergency Services Measure)	3.500%	08/01/2029	Aa2	$1,190,000	$1,327,695
Santee School District, (County of San Diego, California), General Obligation Refunding Bonds, Series 2015	3.500%	08/01/2029	AA-	1,725,000	1,876,127
Sonoma County Junior College District, (Sonoma, Mendocino and Marin Counties, California), 2016 General Obligation Refunding Bonds	3.250%	08/01/2029	AA-	2,835,000	3,073,849
City of La Mesa, General Obligation Refunding Bonds, Series 2016 (Fire, Police and Emergency Services Measure)	4.000%	08/01/2030	Aa2	540,000	613,240
Marin Community College District, (Marin County, California), Election of 2016 General Obligation Bonds, Series A, (Federally Tax-Exempt)	4.000%	08/01/2030	Aaa	1,095,000	1,258,494
Sonoma County Junior College District, (Sonoma, Mendocino and Marin Counties, California), Election of 2014 General Obligation Bonds, Series A	4.000%	08/01/2030	AA-	1,600,000	1,823,888
Sequoia Union High School District, (County of San Mateo, State of California), General Obligation Bonds, Election of 2014, Series 2016	3.000%	07/01/2031	AA	3,000,000	3,210,840
City of La Mesa, General Obligation Refunding Bonds, Series 2016 (Fire, Police and Emergency Services Measure)	4.000%	08/01/2031	Aa2	400,000	450,084
Redondo Beach Unified School District, (Los Angeles County, California), 2017 General Obligation Refunding Bonds, (Election of 2008, Series D), (2020 Crossover)	3.000%	08/01/2031	Aa2	750,000	786,203
City of La Mesa, General Obligation Refunding Bonds, Series 2016 (Fire, Police and Emergency Services Measure)	4.000%	08/01/2032	Aa2	500,000	558,515
Redondo Beach Unified School District, (Los Angeles County, California), 2017 General Obligation Refunding Bonds, (Election of 2008, Series D), (2020 Crossover)	3.000%	08/01/2032	Aa2	750,000	781,328
Tustin Unified School District - 2017 General Obligation Refunding Bonds of School Facilities Improvement District No. 2002-1 of the Tustin Unified School District, (2020 Crossover), (Orange County, California)	4.000%	08/01/2032	AA	510,000	580,972
Tustin Unified School District - 2017 General Obligation Refunding Bonds of School Facilities Improvement District No. 2002-1 of the Tustin Unified School District, (2020 Crossover), (Orange County, California)	4.000%	08/01/2033	AA	550,000	623,376
Tustin Unified School District - 2017 General Obligation Refunding Bonds of School Facilities Improvement District No. 2008-1 of the Tustin Unified School District, (2020 Crossover), (Orange County, California)	4.000%	08/01/2033	AA	600,000	680,520
Kentfield School District, (Marin County, California), General Obligation Bonds, Election of 2014, Series B	5.000%	08/01/2034	AA	200,000	234,654
Kentfield School District, (Marin County, California), General Obligation Bonds, Election of 2014, Series B	5.000%	08/01/2035	AA	355,000	414,594
Kentfield School District, (Marin County, California), General Obligation Bonds, Election of 2014, Series B	5.000%	08/01/2036	AA	400,000	465,324
Kentfield School District, (Marin County, California), General Obligation Bonds, Election of 2014, Series B	5.000%	08/01/2037	AA	500,000	579,915

					32,048,694

Colorado (1.94%)
El Paso County School District No. 20 (Academy), El Paso County, Colorado, General Obligation Refunding Bonds, Series 2012	3.000%	12/15/2021	Aa2	205,000	213,048
Jefferson County, Colorado, School District No. 1	5.000%	12/15/2021	Aa2	900,000	980,388
Cherry Creek School District No. 5, (Arapahoe County, Colorado), General Obligation Bonds, Series 2012B	3.000%	12/15/2023	Aa1	3,300,000	3,474,867
El Paso County School District No. 20 (Academy), El Paso County, Colorado, General Obligation Refunding Bonds, Series 2015	4.000%	12/15/2025	Aa2	1,000,000	1,128,160
Roaring Fork School District No. RE-1, In Garfield, Pitkin and Eagle Counties, Colorado, General Obligation Refunding Bonds, Series 2016B	2.500%	12/15/2027	NR	3,000,000	3,122,310
Eagle River Water and Sanitation District, (In Eagle County, Colorado), General Obligation Bonds, Series 2016	4.000%	12/01/2030	AA-	465,000	520,568
Gunnison Watershed School District RE-1J, (Gunnison and Saguache Counties, Colorado), General Obligation Refunding Bonds, Series 2014	4.000%	12/01/2031	Aa2	1,000,000	1,091,990
Adams 12 Five Star Schools, Adams County and the City and County of Broomfield, Colorado, General Obligation Bonds, Series 2016B	5.000%	12/15/2034	AA-	2,500,000	3,013,600

					13,544,931

See accompanying notes to financial statements.	23

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2019

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Connecticut (1.63%)
Town of Trumbull, Connecticut, General Obligation Refunding Bonds, Issue of 2009	4.000%	09/15/2020	Aa2	$525,000	$528,859
Town of Stonington, Connecticut, General Obligation Bonds, Issue of 2012	3.000%	04/01/2021	Aa1	125,000	126,654
Town of Trumbull, Connecticut, General Obligation Refunding Bonds, Issue of 2009	4.000%	09/15/2021	Aa2	500,000	503,460
Town of Stonington, Connecticut, General Obligation Bonds, Issue of 2012	3.000%	04/01/2022	Aa1	600,000	607,848
Town of Darien, Connecticut, General Obligation Refunding Bonds, Issue of 2012, Series B	2.000%	08/01/2022	Aaa	1,525,000	1,534,516
City of Stamford, Connecticut, General Obligation Bonds, Issue of 2013	2.250%	02/01/2024	Aa1	2,000,000	2,024,920
State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University Issue, Series 2016A (c)	2.000%	07/01/2042	Aaa	6,000,000	6,074,220

					11,400,477

Florida (3.70%)
Pasco County, Florida, Water and Sewer Refunding Revenue Bonds, Series 2006	4.500%	10/01/2019	Aa2	110,000	110,251
Pasco County, Florida, Water and Sewer Revenue Bonds, Series 2009A	5.000%	10/01/2020	Aa2	1,390,000	1,406,277
Fort Lauderdale, Florida, Water and Sewer Revenue Bonds (Prerefunded to 09-01-2019 @ 100) (b)	4.000%	03/01/2021	Aa1	1,170,000	1,177,114
City of Titusville, Florida, Water and Sewer Revenue Refunding Bonds, Series 2010	5.000%	10/01/2021	AA-	600,000	616,938
Pasco County, Florida, Water and Sewer Revenue Bonds, Series 2009A	4.000%	10/01/2021	Aa2	1,455,000	1,466,655
Fort Lauderdale, Florida, Water and Sewer Revenue Bonds (Prerefunded to 09-01-2019 @ 100) (b)	4.000%	03/01/2022	Aa1	1,215,000	1,222,387
Tohopekaliga Water Authority, Utility System Revenue Refunding Bonds, Series 2011A (Prerefunded to 10-01-2021 @ 100) (b)	5.000%	10/01/2022	Aa2	365,000	394,510
Fort Lauderdale, Florida, Water and Sewer Revenue Bonds (Prerefunded to 09-01-2019 @ 100) (b)	4.000%	09/01/2023	Aa1	1,290,000	1,297,843
Tohopekaliga Water Authority, Utility System Revenue Refunding Bonds, Series 2011A (Prerefunded to 10-01-2021 @ 100) (b)	5.000%	10/01/2023	Aa2	200,000	216,170
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2010B	5.000%	07/01/2024	Aa2	2,000,000	2,095,780
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2010B	5.000%	07/01/2025	Aa2	2,485,000	2,603,733
Lee County, Florida, Water and Sewer Revenue Bonds, Series 2013A	5.000%	10/01/2026	Aa3	400,000	454,048
City of Pembroke Pines, Florida, General Obligation Bonds, Series 2015	5.000%	09/01/2031	Aa2	2,100,000	2,488,164
Florida Municipal Loan Council, Revenue Bonds, Series 2019A	3.000%	08/01/2032	AA+	520,000	545,267
City of Miami Beach, Florida, Water and Sewer Revenue and Revenue Refunding Bonds, Series 2017	4.000%	09/01/2032	Aa3	540,000	603,580
Lee County, Florida, Water and Sewer Revenue Bonds, Series 2013A	5.000%	10/01/2032	Aa3	750,000	846,120
Collier County Water-Sewer District, (Florida), Water Sewer Revenue Bonds, Series 2019	3.000%	07/01/2033	Aaa	5,080,000	5,240,934
Florida Municipal Loan Council, Revenue Bonds, Series 2019A	3.250%	08/01/2033	AA+	535,000	570,460
City of Miami Beach, Florida, Water and Sewer Revenue and Revenue Refunding Bonds, Series 2017	5.000%	09/01/2033	Aa3	750,000	907,575
Florida Municipal Loan Council, Revenue Bonds, Series 2019A	4.000%	08/01/2034	AA+	555,000	625,751
City of Miami Beach, Florida, Water and Sewer Revenue and Revenue Refunding Bonds, Series 2017	5.000%	09/01/2034	Aa3	750,000	904,380

					25,793,937

Georgia (0.84%)
Cherokee County Water and Sewerage Authority (Georgia), Water and Sewerage Revenue Refunding Bonds, Series 2010	3.500%	08/01/2020	Aa2	200,000	204,736
Cherokee County Water and Sewerage Authority (Georgia), Water and Sewerage Revenue Refunding Bonds, Series 2010	4.000%	08/01/2021	Aa2	250,000	257,405
Fayette County, Georgia, Water Revenue Bonds, Series 2009	5.000%	10/01/2021	Aa2	1,165,000	1,178,596
Fayette County, Georgia, Water Revenue Bonds, Series 2009 (Prerefunded to 10-01-2019 @ 100) (b)	5.000%	10/01/2021	NR	625,000	632,131
Henry County and Henry County Water and Sewerage Authority (Georgia), Water and Sewerage Revenue Refunding Bonds, Series 2010	5.000%	02/01/2022	Aa2	1,000,000	1,057,840
Fulton County, Georgia, Water and Sewerage Revenue Refunding Bonds, Series 2011	5.000%	01/01/2024	Aa2	1,660,000	1,751,283
Fayette County, Georgia, Water Revenue Bond, Series 2009 (Prerefunded to 10-01-2019 @ 100) (b)	4.375%	10/01/2024	Aa2	750,000	757,170

					5,839,161

24	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2019

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Hawaii (0.09%)
County of Hawaii, General Obligation Bonds, 2013 Series A (Prerefunded to 09-01-2022 @ 100) (b)	5.000%	09/01/2031	AA-	$575,000	$639,785

Idaho (0.62%)
Independent School District No. 1 of Nez Perce County, Idaho (Lewiston), General Obligation Bonds, Series 2017B, (Sales Tax and Credit Enhancement Guaranty)	4.000%	09/15/2031	Aa3	2,880,000	3,239,539
Boise State University, General Revenue Project Bonds, Series 2018A	4.000%	04/01/2032	A+	445,000	498,391
Boise State University, General Revenue Project Bonds, Series 2018A	5.000%	04/01/2034	A+	240,000	290,863
Boise State University, General Revenue Project Bonds, Series 2018A	5.000%	04/01/2035	A+	250,000	302,153

					4,330,946

Illinois (0.46%)
Community Consolidated School District Number 201, Grundy, Kendall and Will Counties, Illinois, (Minooka), General Obligation Refunding School Bonds, Series 2010A	5.250%	10/15/2022	AA-	1,200,000	1,216,104
Community Consolidated School District Number 201, Grundy, Kendall and Will Counties, Illinois, (Minooka), General Obligation Refunding School Bonds, Series 2010A	5.250%	10/15/2023	AA-	2,000,000	2,026,540

					3,242,644

Indiana (4.43%)
Town of Zionsville, Indiana, Sewage Works Revenue Bonds of 2010, Series A	2.800%	07/15/2019	AA-	65,000	65,712
City of Bloomington, Indiana, Waterworks Revenue Bonds of 2011, Series B	3.500%	07/01/2020	A	910,000	925,288
Lebanon Middle School Building Corporation, Lebanon, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2011 (Escrowed to maturity) (b)	4.000%	07/10/2020	NR	2,075,000	2,133,889
Town of Zionsville, Indiana, Sewage Works Revenue Bonds of 2010, Series A	3.000%	07/15/2020	AA-	245,000	247,727
City of Fort Wayne, Indiana, Sewage Works Revenue Bonds of 2010 (Escrowed to maturity) (b)	4.500%	08/01/2020	A1	2,075,000	2,146,422
City of Noblesville, Indiana, Sewage Works Revenue Bonds of 2011	4.000%	07/01/2022	Aa2	185,000	194,755
City of Noblesville, Indiana, Sewage Works Revenue Bonds of 2011	4.250%	07/01/2023	Aa2	215,000	227,532
City of Noblesville, Indiana, Sewage Works Revenue Bonds of 2011	4.375%	07/01/2024	Aa2	210,000	222,951
City of Fort Wayne, Indiana, Sewage Works Revenue Bonds of 2010 (Prerefunded to 08-01-2020 @ 100) (b)	4.500%	08/01/2025	A1	1,530,000	1,584,468
Perry Township Multischool Building Corporation of 1996, Indianapolis, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2016	5.000%	01/15/2026	A+	1,190,000	1,437,591
East Noble School Building Corporation, Kendallville, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2016	2.000%	07/15/2026	A+	1,000,000	1,002,840
Perry Township Multischool Building Corporation of 1996, Indianapolis, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2016	5.000%	07/15/2026	A+	1,105,000	1,351,227
East Noble School Building Corporation, Kendallville, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2016	2.000%	01/15/2027	A+	1,205,000	1,205,530
Hamilton Southeastern Consolidated School Building Corporation, Hamilton County, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2015G	4.000%	07/15/2027	AA	1,190,000	1,339,869
Hamilton Southeastern Consolidated School Building Corporation, Hamilton County, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2015G	4.500%	07/15/2028	AA	500,000	573,540
New Albany-Floyd County School Building Corporation, Ad Valorem Property Tax First Mortgage Bonds, Series 2017, (Floyd County, Indiana)	4.000%	07/15/2028	A+	500,000	575,875
Warsaw Multi-School Building Corporation, Warsaw, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2015	4.000%	07/15/2028	A+	1,000,000	1,120,870
City of West Lafayette, Indiana, Sewage Works Revenue Bonds, Series 2016	3.750%	07/01/2029	A+	220,000	238,883
New Albany-Floyd County School Building Corporation, Ad Valorem Property Tax First Mortgage Bonds, Series 2017, (Floyd County, Indiana)	4.000%	07/15/2029	A+	2,000,000	2,296,940
Valparaiso Multi-Schools Building Corporation, (Porter County, Indiana), Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2015	5.000%	07/15/2029	AA-	3,000,000	3,573,810
City of West Lafayette, Indiana, Sewage Works Revenue Bonds, Series 2016	4.000%	07/01/2030	A+	750,000	824,355
Munster School Building Corporation, Lake County, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2018	3.375%	01/15/2031	AA+	1,095,000	1,160,032
Munster School Building Corporation, Lake County, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2018	4.000%	07/15/2032	AA+	2,285,000	2,566,626
City of Lebanon, Indiana, Sewage Works Revenue Bonds of 2018	4.000%	07/01/2034	AA-	865,000	960,557

See accompanying notes to financial statements.	25

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2019

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Indiana (Cont.)
Hamilton Southeastern Consolidated School Building Corporation, (Hamilton County, Indiana), Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2018	5.000%	07/15/2034	AA	$335,000	$407,541
City of Lebanon, Indiana, Sewage Works Revenue Bonds of 2018	4.000%	07/01/2035	AA-	895,000	990,702
Hamilton Southeastern Consolidated School Building Corporation, (Hamilton County, Indiana), Unlimited Ad Valorem Property Tax first Mortgage Bonds, Series 2018	5.000%	07/15/2035	AA	600,000	724,920
Hamilton Southeastern Consolidated School Building Corporation, (Hamilton County, Indiana), Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2018	5.000%	07/15/2036	AA	700,000	843,171

					30,943,623

Iowa (3.16%)
City of Des Moines, Iowa, General Obligation Bonds, Series 2016A	2.000%	06/01/2025	Aa2	435,000	439,128
Dallas Center-Grimes Community School District, Iowa, General Obligation School Bonds, Series 2015	3.000%	06/01/2025	Aa2	265,000	271,296
Johnston Community School District, Iowa, General Obligation School and Refunding Bonds, Series 2015	3.000%	06/01/2025	AA-	2,370,000	2,451,741
City of Des Moines, Iowa, General Obligation Bonds, Series 2016A	2.000%	06/01/2026	Aa2	1,685,000	1,689,853
Dallas Center-Grimes Community School District, Iowa, General Obligation School Bonds, Series 2015	3.000%	06/01/2026	Aa2	500,000	511,005
Grundy County, Iowa, General Obligation Urban Renewal Refunding Bonds, Series 2015	3.000%	06/01/2026	A1	1,130,000	1,168,680
Johnston Community School District, Iowa, General Obligation School and Refunding Bonds, Series 2015	3.000%	06/01/2026	AA-	2,445,000	2,522,922
City of Des Moines, Iowa, General Obligation Bonds, Series 2016A	2.125%	06/01/2027	Aa2	2,180,000	2,185,842
Des Moines Metropolitan Wastewater Reclamation Authority, Sewer Revenue Refunding Bonds, Series 2015E	3.000%	06/01/2027	Aa3	1,610,000	1,666,575
Grundy County, Iowa, General Obligation Urban Renewal Refunding Bonds, Series 2015	3.000%	06/01/2027	A1	1,175,000	1,210,744
Waukee Community School District, Dallas County, Iowa, General Obligation School Refunding Bonds, Series 2016B	2.000%	06/01/2027	Aa2	3,000,000	3,001,680
Waukee Community School District, Iowa, General Obligation School Bonds, Series 2009 (Crossover Refunding to 06-01-2019 @ 100) (b)	5.000%	06/01/2028	Aa2	1,000,000	1,000,000
City of Cedar Rapids, Iowa, Water Revenue Bonds, Series 2018D	3.000%	06/01/2029	Aa2	950,000	999,847
City of Council Bluffs, Iowa, General Obligation Bonds, Series 2018A	3.000%	06/01/2029	Aa2	1,050,000	1,104,401
City of West Des Moines, Iowa, General Obligation Urban Renewal Bonds, Series 2017D	3.000%	06/01/2031	AAA	1,770,000	1,835,136

					22,058,850

Kansas (3.08%)
Unified School District No. 512, Johnson County, Kansas, (Shawnee Mission), General Obligation Refunding Bonds, Series 2012-A	2.000%	10/01/2022	Aaa	2,010,000	2,026,120
City of Wichita, Kansas, Water and Sewer Utility, Revenue Bonds, Series 2009A (Prerefunded to 10-01-2019 @ 100) (b)	5.000%	10/01/2024	AA-	2,000,000	2,023,140
Unified School District No. 233, Johnson County, Kansas (Olathe), General Obligation School Bonds, Series 2016A	3.000%	09/01/2026	Aa2	2,740,000	2,900,701
Unified School District No. 233, Johnson County, Kansas (Olathe), General Obligation School Bonds, Series 2016A	3.000%	09/01/2027	Aa2	1,490,000	1,569,819
Unified School District No. 512, Johnson County, Kansas, (Shawnee Mission), General Obligation Refunding and Improvement Bonds, Series 2015-A	3.000%	10/01/2027	Aaa	1,000,000	1,071,140
Unified School District No. 233, Johnson County, Kansas (Olathe), General Obligation School Improvement and Refunding Bonds, Series 2013C (Crossover Refunding to 09-01-2021 @ 100) (b)	4.500%	09/01/2028	Aa2	3,000,000	3,199,650
Water District No. 1 of Johnson County, Kansas, Water Revenue Refunding Bonds, Series 2017A	3.000%	01/01/2032	Aaa	2,500,000	2,584,525
State of Kansas, Department of Transportation, Highway Revenue Bonds, Series 2017A	5.000%	09/01/2033	Aa2	5,000,000	6,122,250

					21,497,345

Kentucky (2.13%)
Boone-Florence Water Commission (Kentucky), Water Supply System Refunding Revenue Bonds, Series 2010	3.250%	12/01/2020	A1	1,780,000	1,824,447
Northern Kentucky Water District Revenue Bonds, 2013 Series A	4.000%	02/01/2028	Aa3	1,110,000	1,198,556

26	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2019

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Kentucky (Cont.)
City of Owensboro, Kentucky, Water Revenue Refunding and Improvement Bonds, Series 2018	3.250%	09/15/2029	A1	$1,735,000	$1,869,098
Lexington-Fayette Urban County Government (Kentucky), Various Purpose General Obligation Bonds, Series 2018A	3.000%	10/01/2029	Aa2	1,060,000	1,117,081
City of Owensboro, Kentucky, Water Revenue Refunding and Improvement Bonds, Series 2018	3.375%	09/15/2030	A1	1,800,000	1,938,042
Lexington-Fayette Urban County Government (Kentucky), Various Purpose General Obligation Bonds, Series 2018A	3.125%	10/01/2030	Aa2	1,095,000	1,153,593
Northern Kentucky Water District, Refunding Revenue Bonds, Series 2016	3.000%	02/01/2031	Aa3	3,660,000	3,783,818
City of Owensboro, Kentucky, Water Revenue Refunding and Improvement Bonds, Series 2018	3.500%	09/15/2031	A1	1,860,000	1,980,788

					14,865,423

Maine (0.45%)
Maine Municipal Bond Bank, 2017 Series D Refunding Bonds	3.000%	11/01/2031	Aa2	3,000,000	3,162,510

Maryland (0.60%)
Howard County, Maryland, General Obligation Consolidated Public Improvement Bonds, 2012 Series A (Prerefunded to 02-15-2020 @ 100) (b)	4.000%	02/15/2026	Aaa	2,075,000	2,112,703
Montgomery County, Maryland, General Obligation Bonds, Consolidated Public Improvement Bonds of 2015, Series B	3.000%	12/01/2028	Aaa	2,000,000	2,088,400

					4,201,103

Massachusetts (0.62%)
The Commonwealth of Massachusetts, Commonwealth Transportation Fund Revenue Bonds, (Accelerated Bridge Program), 2013 Series A (Prerefunded to 06-01-2021 @ 100) (b)	5.000%	06/01/2034	Aa1	2,000,000	2,140,940
The Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of 2014, Series A	5.000%	12/01/2034	AA	2,000,000	2,159,080

					4,300,020

Michigan (4.23%)
Traverse City Area Public Schools, Counties of Grand Traverse, Leelanau and Benzie, State of Michigan, 2010 School Building and Site Bonds (General Obligation - Unlimited Tax)	3.500%	05/01/2020	AA-	1,000,000	1,018,790
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2012 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2021	Aa2	425,000	453,790
Forest Hills Public Schools, County of Kent, State of Michigan, 2010 School Building and Site Bonds, Series II, (General Obligation - Unlimited Tax)	4.000%	05/01/2022	AA	700,000	715,015
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2011 School Building and Site Bonds, (General Obligation - Unlimited Tax) (Prerefunded to 05-01-2021 @ 100) (b)	5.000%	05/01/2022	A+	275,000	293,574
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2012 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2022	Aa2	450,000	494,118
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2012 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2023	A+	1,485,000	1,518,383
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2011 School Building and Site Bonds, (General Obligation - Unlimited Tax) (Prerefunded to 05-01-2021 @ 100) (b)	5.000%	05/01/2023	A+	400,000	427,016
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2011 School Building and Site Bonds, (General Obligation - Unlimited Tax) (Prerefunded to 05-01-2021 @ 100) (b)	5.000%	05/01/2024	A+	600,000	640,524
Howell Public Schools, County of Livingston, State of Michigan, 2011 Refunding Bonds, Series B, (General Obligation - Unlimited Tax)	5.000%	05/01/2025	A+	1,880,000	1,999,718
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2013 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2025	A+	700,000	760,361
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2012 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2025	Aa2	1,260,000	1,380,128

See accompanying notes to financial statements.	27

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2019

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Michigan (Cont.)
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2013 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2026	A+	$1,290,000	$1,396,838
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2012 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	4.000%	05/01/2026	Aa2	2,300,000	2,455,135
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2013 School Building and Site Bonds, Series A, (General Obligation - Unlimited Tax)	4.000%	05/01/2026	Aa2	3,850,000	4,161,273
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2014 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2027	A+	1,000,000	1,150,750
Hamilton Community Schools, County of Allegan, State of Michigan, 2015 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2027	AA-	500,000	556,225
Mattawan Consolidated School, Counties of Van Buren and Kalamazoo, State of Michigan, 2015 School Building and Site Bonds, Series I, (General Obligation - Unlimited Tax)	5.000%	05/01/2027	A+	1,005,000	1,178,976
City of Petoskey, County of Emmet, State of Michigan, Water Supply and Sewage Disposal System Revenue and Revenue Refunding Bonds, Series 2011	4.500%	02/01/2028	AA-	750,000	785,175
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2014 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2028	A+	765,000	877,998
Hamilton Community Schools, County of Allegan, State of Michigan, 2015 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2028	AA-	300,000	332,865
Mattawan Consolidated School, Counties of Van Buren and Kalamazoo, State of Michigan, 2015 School Building and Site Bonds, Series I, (General Obligation - Unlimited Tax)	5.000%	05/01/2028	A+	600,000	702,264
Zeeland Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2015 School Building and Site Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2029	A	700,000	816,039
Zeeland Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2015 School Building and Site Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2030	A	1,100,000	1,278,442
City of Grosse Pointe, County of Wayne, State of Michigan, 2018 Unlimited Tax General Obligation Bonds	4.000%	10/01/2032	AAA	595,000	676,830
City of Grosse Pointe, County of Wayne, State of Michigan, 2018 Unlimited Tax General Obligation Bonds	4.000%	10/01/2033	AAA	630,000	714,722
City of Grosse Pointe, County of Wayne, State of Michigan, 2018 Unlimited Tax General Obligation Bonds	4.000%	10/01/2034	AAA	670,000	754,112
Grosse Pointe Public School System, County of Wayne, State of Michigan, 2019 School Building and Site and Refunding Bonds, (Unlimited Tax General Obligation)	5.000%	05/01/2036	Aa3	1,635,000	2,010,739

					29,549,800

Minnesota (2.03%)
Independent School District No. 194 (Lakeville), Minnesota, General Obligation Refunding Bonds, Series 2012D	5.000%	02/01/2022	Aa3	2,720,000	2,974,837
State of Minnesota, General Obligation State Various Purpose Bonds, Series 2009H	4.500%	11/01/2024	Aa1	185,000	187,287
Independent School District No. 276, Minnetonka Public Schools, Minnesota, General Obligation Refunding Bonds, Series 2016I	2.375%	02/01/2025	Aaa	2,805,000	2,883,260
Independent School District No. 276, Minnetonka Public Schools, Minnesota, General Obligation Refunding Bonds, Series 2016I	3.000%	02/01/2026	Aaa	1,000,000	1,052,960
Independent School District No. 720, Shakopee Public Schools, Minnesota, General Obligation School Building Bonds, Series 2015A	3.250%	02/01/2026	Baa1	3,860,000	4,086,543
Independent School District No. 276, Minnetonka Public Schools, Minnesota, General Obligation Refunding Bonds, Series 2016I	3.000%	02/01/2027	Aaa	1,590,000	1,668,673
City of Eagan, Minnesota, General Obligation Bonds, Series 2018A	3.250%	02/01/2032	Aaa	1,245,000	1,312,106

					14,165,666

Mississippi (1.36%)
Mississippi Development Bank, Special Obligation Bonds, Series 2010A, (City of Jackson, Mississippi General Obligation, Refunding Project)	5.000%	03/01/2022	Baa3	1,000,000	1,022,020
Madison County School District, Madison County, Mississippi, General Obligation Refunding Bonds, Series 2012	4.000%	04/15/2022	Aa2	2,480,000	2,651,740
State of Mississippi, General Obligation Bonds, Series 2015F (Tax-Exempt)	3.000%	11/01/2026	Aa2	3,000,000	3,202,020

28	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2019

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Mississippi (Cont.)
Mississippi Development Bank, Special Obligation Bonds, Series 2015, (Canton Public School District, Madison County, Mississippi, General Obligation Bond Project)	4.250%	12/01/2028	A1	$2,305,000	$2,609,214

					9,484,994

Missouri (1.89%)
The School District of Columbia, Boone County, State of Missouri, General Obligation Refunding and Improvement Bonds, Series 2012	3.500%	03/01/2022	Aa1	445,000	468,719
The School District of Columbia, Boone County, State of Missouri, General Obligation Refunding and Improvement Bonds, Series 2012	4.000%	03/01/2024	Aa1	2,050,000	2,190,159
Fort Zumwalt School District of St. Charles County, Missouri, General Obligation Refunding and Improvement Bonds, (Missouri Direct Deposit Program), Series 2015	4.000%	03/01/2027	Aa2	465,000	515,848
Fort Zumwalt School District of St. Charles County, Missouri, General Obligation Refunding and Improvement Bonds, (Missouri Direct Deposit Program), Series 2015	4.000%	03/01/2028	Aa2	400,000	442,600
Fort Zumwalt School District of St. Charles County, Missouri, General Obligation Refunding and Improvement Bonds, (Missouri Direct Deposit Program), Series 2015	4.000%	03/01/2029	Aa2	425,000	467,980
Nixa Public Schools, Christian County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2014, (Missouri Direct Deposit Program)	5.000%	03/01/2031	A+	370,000	379,313
Nixa Public Schools, Christian County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2014, (Missouri Direct Deposit Program), (Prerefunded to 03-01-2020 @ 100) (b)	5.000%	03/01/2031	NR	380,000	389,964
Liberty Public School District No. 53, Clay County, Missouri, General Obligation School Building Bonds, Series 2018	4.000%	03/01/2033	AA	1,000,000	1,106,540
Liberty Public School District No. 53, Clay County, Missouri, General Obligation School Building Bonds, Series 2018	4.000%	03/01/2034	AA	2,500,000	2,748,425
Wentzville R-IV School District, St. Charles County, Missouri, General Obligation Refunding and Improvement Bonds, (Missouri Direct Deposit Program), Series 2018	4.000%	03/01/2034	Aa2	3,000,000	3,345,120
Reorganized School District No. 7 of Jackson County, Missouri, (Lee’s Summit R-7), General Obligation School Building Bonds, Series 2016	5.000%	03/01/2036	AA+	1,000,000	1,130,430

					13,185,098

Montana (2.05%)
School District No. 4 (Hellgate), Missoula County, Montana, General Obligation School Building Bonds, Series 2017	3.500%	06/15/2025	A+	860,000	944,125
High School District No. 44 (Belgrade), Gallatin County, Montana, General Obligation School Building Bonds, Series 2016	3.000%	06/01/2027	A+	525,000	563,777
School District No. 4 (Hellgate), Missoula County, Montana, General Obligation School Building Bonds, Series 2017	5.000%	06/15/2032	A+	945,000	1,135,928
High School District No. 1 (Missoula), Missoula County, Montana, General Obligation School Building Bonds, Series 2017	4.000%	07/01/2032	Aa3	1,010,000	1,136,745
School District No. 4 (Hellgate), Missoula County, Montana, General Obligation School Building Bonds, Series 2017	5.000%	06/15/2033	A+	1,005,000	1,204,754
K-12 School District No. 9 (East Helena), Lewis and Clark County, Montana, General Obligation School Building Bonds, Series 2018	4.500%	07/01/2033	A+	560,000	663,919
School District No. 44 (Whitefish), Flathead County, Montana, General Obligation School Building Bonds, Series 2017	4.000%	07/01/2033	A+	520,000	586,134
School District No. 4 (Hellgate), Missoula County, Montana, General Obligation School Building Bonds, Series 2017	5.000%	06/15/2034	A+	505,000	603,243
High School District No. A (Great Falls), Cascade County, Montana, General Obligation School Building Bonds, Series 2018	5.000%	07/01/2034	A+	725,000	882,398
K-12 School District No. 9 (East Helena), Lewis and Clark County, Montana, General Obligation School Building Bonds, Series 2018	5.000%	07/01/2034	A+	805,000	979,766
School District No. 44 (Whitefish), Flathead County, Montana, General Obligation School Building Bonds, Series 2017	4.000%	07/01/2034	A+	565,000	634,320
School District No. 4 (Hellgate), Missoula County, Montana, General Obligation School Building Bonds, Series 2017	5.250%	06/15/2035	A+	880,000	1,063,920
K-12 School District No. 9 (East Helena), Lewis and Clark County, Montana, General Obligation School Building Bonds, Series 2018	5.000%	07/01/2035	A+	1,925,000	2,334,852
School District No. 44 (Whitefish), Flathead County, Montana, General Obligation School Building Bonds, Series 2017	4.000%	07/01/2035	A+	845,000	945,327

See accompanying notes to financial statements.	29

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2019

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Montana (Cont.)
School District No. 44 (Whitefish), Flathead County, Montana, General Obligation School Building Bonds, Series 2017	4.000%	07/01/2036	A+	$585,000	$652,339

					14,331,547

Nebraska (2.05%)
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Refunding Bonds, Series 2011	4.000%	12/15/2022	AA-	1,290,000	1,370,754
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Refunding Bonds, Series 2011	5.000%	12/15/2023	AA-	1,560,000	1,692,428
Douglas County School District 0001, (Omaha, Nebraska, Public Schools), General Obligation Refunding Bonds, Series 2010	4.000%	12/15/2024	Aa2	3,000,000	3,061,320
Sarpy County School District 0037, In the State of Nebraska, (Gretna Public Schools), General Obligation School Building and Refunding Bonds, Series 2015	3.000%	12/15/2024	AA-	145,000	154,157
Sarpy County School District 0037, In the State of Nebraska, (Gretna Public Schools), General Obligation School Building and Refunding Bonds, Series 2015	4.000%	12/15/2025	AA-	180,000	204,043
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Refunding Bonds, Series 2011	5.000%	12/15/2026	AA-	1,925,000	2,081,926
City of Columbus, Nebraska, Combined Revenue and Refunding Bonds, Series 2016	4.000%	12/15/2028	AA	150,000	172,571
Sarpy County School District 0037, In the State of Nebraska, (Gretna Public Schools), General Obligation School Building and Refunding Bonds, Series 2015	5.000%	12/15/2028	AA-	250,000	297,723
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Bonds, Series 2012B	4.000%	01/15/2029	AA-	730,000	774,537
City of Columbus, Nebraska, Combined Revenue and Refunding Bonds, Series 2016	4.000%	12/15/2029	AA	250,000	285,828
Sarpy County School District 0037, In the State of Nebraska, (Gretna Public Schools), General Obligation School Building and Refunding Bonds, Series 2015	5.000%	12/15/2029	AA-	260,000	308,844
City of Columbus, Nebraska, Combined Revenue and Refunding Bonds, Series 2016	4.000%	12/15/2030	AA	325,000	368,758
Hall County School District 0002, in the State of Nebraska, (Grand Island Public Schools), General Obligation Bonds, Series 2014	5.000%	12/15/2030	AA-	700,000	817,390
Nebraska Public Power District, General Revenue Bonds, 2014 Series A	5.000%	01/01/2031	A1	1,900,000	2,049,587
Hall County School District 0002, In the State of Nebraska, (Grand Island Public Schools), General Obligation Bonds, Series 2014	5.000%	12/15/2032	AA-	565,000	656,954

					14,296,820

Nevada (0.49%)
Nevada System of Higher Education, Universities Revenue Bonds, Series 2016A	4.000%	07/01/2030	AA-	3,045,000	3,412,227

New Jersey (2.87%)
Township of Toms River, County of Ocean, New Jersey, General Improvement Bonds, Series 2010A	3.000%	06/15/2019	AA	1,900,000	1,900,855
Middlesex County Improvement Authority, (County of Middlesex, State of New Jersey), County-Guaranteed Open Space Trust Fund Revenue Bonds, Series 2009A	4.000%	12/15/2019	Aa1	1,540,000	1,562,407
The Board of Education of the Township of Millstone, in the County of Monmouth, New Jersey, School District Refunding Bonds, Series 2011	5.000%	07/15/2020	AA-	1,075,000	1,117,613
The Board of Education of the Borough of Madison, in the County of Morris, New Jersey, Refunding School Bonds, Series 2012 B	3.000%	12/15/2020	AA+	315,000	322,749
Middlesex County Improvement Authority, (County of Middlesex, State of New Jersey), County-Guaranteed Open Space Trust Fund Revenue Bonds, Series 2009A	4.000%	12/15/2020	Aa1	750,000	760,553
Township of Parsippany-Troy Hills, In the County of Morris, New Jersey, General Obligation Bonds	3.000%	11/01/2021	AA	1,775,000	1,786,041
The Board of Education of the Township of South Brunswick, in the County of Middlesex, New Jersey, Refunding School Bonds	4.000%	12/01/2022	AA+	750,000	805,568
The Board of Education of the Borough of Madison, in the County of Morris, New Jersey, Refunding School Bonds, Series 2012 B	3.000%	12/15/2022	AA+	600,000	632,094
The Board of Education of the Borough of Madison, in the County of Morris, New Jersey, Refunding School Bonds, Series 2012 B	4.000%	12/15/2023	AA+	465,000	505,920
The Board of Education, of the Somerset Hills School District, in the County of Somerset, New Jersey, Refunding School Bonds, Series 2012	4.000%	03/15/2024	Aa1	2,345,000	2,498,902
The Board of Education of the Hopewell Valley Regional School District in the County of Mercer, New Jersey, School Bonds	3.500%	01/15/2027	AA	3,330,000	3,612,218

30	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2019

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
New Jersey (Cont.)
The Board of Education of the Township of Livingston, In the County of Essex, New Jersey, Refunding School Bonds	4.000%	07/15/2029	AA+	$1,000,000	$1,117,740
Township of Moorestown, in the County of Burlington, New Jersey, General Obligation Bonds Consisting of General Improvement Bonds and Water-Sewer Utility Bonds	4.000%	01/15/2030	Aaa	1,140,000	1,225,591
The Board of Education of the Hopewell Valley Regional School District in the County of Mercer, New Jersey, School Bonds	4.000%	01/15/2032	AA	2,000,000	2,164,320

					20,012,571

New Mexico (4.61%)
State Transportation, Refunding Revenue Bonds, (Senior Lien), Series 2010B	4.000%	06/15/2019	Aa1	3,500,000	3,502,800
Las Cruces School District No. 2, General Obligation School Bonds, Series 2011A	4.000%	08/01/2021	Aa3	1,500,000	1,543,200
Santa Fe Public School District, Santa Fe County, New Mexico, General Obligation Bonds, Series 2012	3.000%	08/01/2022	Aa3	2,000,000	2,093,840
City of Albuquerque, New Mexico, General Obligation General Purpose Bonds, Series 2012A	4.000%	07/01/2023	Aa2	2,450,000	2,516,616
Bernalillo County, New Mexico, General Obligation Refunding Bonds, Series 2015A	2.000%	08/15/2023	Aaa	1,030,000	1,053,350
Bernalillo County, New Mexico, General Obligation Refunding Bonds, Series 2015A	2.250%	08/15/2024	Aaa	1,050,000	1,083,128
Bernalillo County, New Mexico, General Obligation Bonds, Series 2015	3.000%	08/15/2025	Aaa	1,235,000	1,309,112
City of Santa Fe, New Mexico, General Obligation Bonds, Series 2013	4.000%	08/01/2026	AA	675,000	725,220
Las Cruces School District No. 2, Dona Ana County, New Mexico, General Obligation School Building Bonds, Series 2016C	3.000%	08/01/2026	Aa3	900,000	962,820
City of Santa Fe, New Mexico, General Obligation Bonds, Series 2013	4.000%	08/01/2027	AA	700,000	748,622
Las Cruces School District No. 2, Dona Ana County, New Mexico, General Obligation School Building Bonds, Series 2016C	3.250%	08/01/2027	Aa3	900,000	970,488
Rio Rancho Public School District No. 94, Sandoval County, New Mexico, General Obligation School Building Bonds, Series 2016A	3.000%	08/01/2027	A2	1,515,000	1,613,551
City of Santa Fe, New Mexico, General Obligation Bonds, Series 2013	4.000%	08/01/2028	AA	725,000	771,197
Las Cruces School District No. 2, Dona Ana County, New Mexico, General Obligation School Building Bonds, Series 2016C	3.500%	08/01/2028	Aa3	900,000	980,541
Rio Rancho Public School District No. 94, Sandoval County, New Mexico, General Obligation School Building Bonds, Series 2016A	3.125%	08/01/2028	A2	1,515,000	1,605,097
City of Santa Fe, New Mexico, General Obligation Bonds, Series 2013	4.000%	08/01/2029	AA	750,000	794,130
Santa Fe Public School District, Santa Fe County, New Mexico, General Obligation School Building Bonds, Series 2018	3.625%	08/01/2029	AA	3,075,000	3,367,648
Santa Fe Public School District, Santa Fe County, New Mexico, General Obligation School Building Bonds, Series 2018	4.000%	08/01/2030	AA	1,000,000	1,117,200
Albuquerque Municipal School District No. 12, Bernalillo and Sandoval Counties, New Mexico, General Obligation School Building Bonds, Series 2018	5.000%	08/01/2034	Aa2	1,800,000	2,226,798
Albuquerque Municipal School District No. 12, Bernalillo and Sandoval Counties, New Mexico, General Obligation School Building Bonds, Series 2018	5.000%	08/01/2035	Aa2	2,600,000	3,205,410

					32,190,768

New York (1.40%)
County of Suffolk, New York, Public Improvement Serial Bonds - 2009 Series C (Economically Defeased to 10-15-2019 @ 100) (b)	4.000%	10/15/2021	Baa1	3,000,000	3,029,040
Miller Place Union Free School District, In the Town of Brookhaven, Suffolk County, New York, School District Serial Bonds - 2010	4.000%	02/15/2026	Aa2	460,000	460,819
The Port Authority of New York and New Jersey Consolidated Bonds, One Hundred Seventy-Ninth Series	5.000%	12/01/2032	Aa3	3,000,000	3,429,810
New York City, Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2014 Series DD	5.000%	06/15/2035	Aa1	2,500,000	2,875,850

					9,795,519

North Carolina (1.37%)
County of Wake, North Carolina, General Obligation Public Improvement Bonds, Series 2011	4.000%	04/01/2024	Aaa	1,000,000	1,045,980
City of Charlotte, North Carolina, General Obligation Refunding Bonds, Series 2009B	4.000%	06/01/2024	Aaa	1,000,000	1,001,820

See accompanying notes to financial statements.	31

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2019

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
North Carolina (Cont.)
State of North Carolina, General Obligation Public Improvement Bonds, Series 2010A (Prerefunded to 05-01-2020 @ 100) (b)	4.000%	05/01/2026	Aaa	$1,000,000	$1,023,470
Metropolitan Sewerage District of Buncombe County, North Carolina, Sewerage System Revenue Refunding Bonds, Series 2013	4.000%	07/01/2027	AA+	1,210,000	1,319,493
City of Gastonia, North Carolina, Combined Utilities System Revenue Bonds, Series 2015	5.000%	05/01/2028	AA-	700,000	833,084
City of Gastonia, North Carolina, Combined Utilities System Revenue Bonds, Series 2015	5.000%	05/01/2029	AA-	265,000	314,613
County of Union, North Carolina, Enterprise Systems Revenue Bonds, Series 2017	3.000%	06/01/2031	Aa1	2,850,000	2,978,279
County of Forsyth, North Carolina, General Obligation, Public Improvement Bonds, Series 2019B	3.000%	03/01/2032	Aaa	1,000,000	1,052,380

					9,569,119

North Dakota (1.10%)
West Fargo Public School District No. 6, Cass County, North Dakota, General Obligation School Building Bonds, Series 2011	4.000%	05/01/2026	Aa3	1,000,000	1,044,380
City of Bismarck, Burleigh County, North Dakota, Refunding Improvement Bonds of 2016, Series L	3.000%	05/01/2027	Aa1	860,000	903,292
City of Bismarck, Burleigh County, North Dakota, Refunding Improvement Bonds of 2016, Series L	3.125%	05/01/2028	Aa1	845,000	884,352
City of Bismarck, Burleigh County, North Dakota, Refunding Improvement Bonds of 2016, Series L	3.250%	05/01/2029	Aa1	835,000	876,934
Bismarck Public School District No. 1, Burleigh County, North Dakota, General Obligation School Building Bonds, Series 2017	3.125%	05/01/2030	Aa2	1,695,000	1,778,445
City of Bismarck, Burleigh County, North Dakota, Refunding Improvement Bonds of 2017, Series M	3.125%	05/01/2031	Aa1	1,015,000	1,059,498
City of Bismarck, Burleigh County, North Dakota, Refunding Improvement Bonds of 2017, Series M	3.125%	05/01/2032	Aa1	1,060,000	1,099,612

					7,646,513

Ohio (4.62%)
Board of Education, City School District of the City of Cincinnati, County of Hamilton, Ohio, Classroom Facilities Construction and Improvement Refunding Bonds, Series 2006 (Voted General Obligation Unlimited Tax)	5.250%	12/01/2022	AA-	1,000,000	1,128,570
Plain Local School District, County of Stark, Ohio, General Obligation (Unlimited Tax), School Improvement Refunding Bonds, Series 2011A (Prerefunded to 11-01-2021 @ 100) (b)	4.300%	11/01/2023	AA-	2,840,000	3,034,341
City of Cincinnati, Ohio, Water System Revenue Bonds, Series 2012A (Prerefunded to 12-01-2021 @ 100) (b)	4.000%	12/01/2024	Aaa	2,155,000	2,291,735
Lake County Community College District, Ohio, (Lakeland Community College), Facilities Construction and Improvement Bonds, Series 2016A, (General Obligation - Unlimited Tax)	3.000%	12/01/2025	Aa3	660,000	710,431
Lake Local School District, Stark and Portage Counties, Ohio, General Obligation (Unlimited Tax), School Facilities Improvement Bonds, Series 2015	3.000%	12/01/2025	AA-	525,000	544,787
Miami University, (A State University of Ohio), General Receipts Revenue and Refunding Bonds, Series 2011	5.000%	09/01/2026	Aa3	1,430,000	1,536,220
Lake County Community College District, Ohio, (Lakeland Community College), Facilities Construction and Improvement Bonds, Series 2016A, (General Obligation - Unlimited Tax)	3.000%	12/01/2026	Aa3	865,000	935,316
Bellbrook-Sugarcreek Local School District, Counties of Greene and Warren, Ohio, School Improvement Unlimited Tax General Obligation Refunding Bonds, Series 2016	3.000%	12/01/2027	Aa2	1,000,000	1,069,870
Board of Education of the Northwest Local School District, (Counties of Hamilton and Butler, Ohio), School Improvement, Unlimited Tax General Obligation Bonds, Series 2015, (Non-Bank Qualified)	5.000%	12/01/2027	Aa2	175,000	200,571
Perrysburg Exempted Village School District, Wood County, Ohio, School Facilities Construction and Improvement Bonds, Series 2015 (General Obligation - Unlimited Tax)	4.000%	12/01/2027	Aa3	1,250,000	1,389,538
Lakewood City School District, Ohio, General Obligation (Unlimited Tax), School Facilities Improvement Bonds, Series 2014A (Prerefunded to 11-01-2022 @ 100) (b)	5.000%	11/01/2028	Aa2	1,000,000	1,119,040
Bellbrook-Sugarcreek Local School District, Counties of Greene and Warren, Ohio, School Improvement Unlimited Tax General Obligation Refunding Bonds, Series 2016	4.000%	12/01/2028	Aa2	1,565,000	1,777,417

32	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2019

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Ohio (Cont.)
Board of Education of the Northwest Local School District, (Counties of Hamilton and Butler, Ohio), School Improvement, Unlimited Tax General Obligation Bonds, Series 2015, (Non-Bank Qualified)	5.000%	12/01/2028	Aa2	$225,000	$257,774
Fairfield City School District, County of Butler, Ohio, School Improvement Unlimited Tax, General Obligation Bonds, Series 2014	5.000%	11/01/2029	Aa3	800,000	911,536
Board of Education of the Northwest Local School District, (Counties of Hamilton and Butler, Ohio), School Improvement, Unlimited Tax General Obligation Bonds, Series 2015, (Non-Bank Qualified)	5.000%	12/01/2029	Aa2	200,000	228,758
Fairfield City School District, County of Butler, Ohio, School Improvement Unlimited Tax, General Obligation Bonds, Series 2014	5.000%	11/01/2030	Aa3	1,335,000	1,515,652
Lakewood City School District, Ohio, General Obligation (Unlimited Tax), School Facilities Improvement Refunding Bonds, Series 2017B	4.000%	11/01/2030	Aa2	235,000	268,462
Board of Education of the Northwest Local School District, (Counties of Hamilton and Butler, Ohio), School Improvement, Unlimited Tax General Obligation Bonds, Series 2015, (Non-Bank Qualified)	4.000%	12/01/2030	Aa2	365,000	395,437
Hudson City School District, Ohio, General Obligation (Unlimited Tax), School Improvement Bonds, Series 2018	4.000%	12/01/2030	Aa1	750,000	838,223
Lakewood City School District, Ohio, General Obligation (Unlimited Tax), School Facilities Improvement Refunding Bonds, Series 2017B	4.000%	11/01/2031	Aa2	220,000	249,196
Hudson City School District, Ohio, General Obligation (Unlimited Tax), School Improvement Bonds, Series 2018	4.000%	12/01/2031	Aa1	350,000	388,896
Lakewood City School District, Ohio, General Obligation (Unlimited Tax), School Facilities Improvement Bonds, Series 2014A (Prerefunded to 11-01-2022 @ 100) (b)	5.000%	11/01/2032	Aa2	1,500,000	1,678,560
Lakewood City School District, Ohio, General Obligation (Unlimited Tax), School Facilities Improvement Refunding Bonds, Series 2017B	4.000%	11/01/2032	Aa2	220,000	247,507
Cuyahoga Community College District, Ohio, Facilities Construction and Improvement Bonds, Series 2018, (General Obligation - Unlimited Tax)	4.000%	12/01/2032	AA	1,750,000	1,940,470
Hudson City School District, Ohio, General Obligation (Unlimited Tax), School Improvement Bonds, Series 2018	4.000%	12/01/2032	Aa1	375,000	415,050
Lakewood City School District, Ohio, General Obligation (Unlimited Tax), School Facilities Improvement Refunding Bonds, Series 2017B	4.000%	11/01/2033	Aa2	370,000	414,911
Dublin City School District, Franklin, Delaware, and Union Counties, Ohio, School Facilities Construction and Improvement Bonds, Series 2019A, (General Obligation - Unlimited Tax)	4.000%	12/01/2033	Aa1	500,000	572,040
Hudson City School District, Ohio, General Obligation (Unlimited Tax), School Improvement Bonds, Series 2018	4.000%	12/01/2033	Aa1	400,000	440,656
Worthington City School District, Franklin County, Ohio, School Facilities Construction and Improvement Bonds, Series 2019A, (General Obligation - Unimited Tax)	4.000%	12/01/2033	Aa1	790,000	898,048
Cuyahoga Community College District, Ohio, Facilities Construction and Improvement Bonds, Series 2018, (General Obligation - Unlimited Tax)	4.000%	12/01/2034	AA	1,000,000	1,101,000
Dublin City School District, Franklin, Delaware, and Union Counties, Ohio, School Facilities Construction and Improvement Bonds, Series 2019A, (General Obligation - Unlimited Tax)	4.000%	12/01/2034	Aa1	500,000	566,595
Hudson City School District, Ohio, General Obligation (Unlimited Tax), School Improvement Bonds, Series 2018	4.000%	12/01/2034	Aa1	875,000	959,840
Dublin City School District, Franklin, Delaware, and Union Counties, Ohio, School Facilities Construction and Improvement Bonds, Series 2019A, (General Obligation - Unlimited Tax)	4.000%	12/01/2035	Aa1	500,000	564,155
Worthington City School District, Franklin County, Ohio, School Facilities Construction and Improvement Bonds, Series 2019A, (General Obligation - Unimited Tax)	4.000%	12/01/2035	Aa1	475,000	535,520
Dublin City School District, Franklin, Delaware, and Union Counties, Ohio, School Facilities Construction and Improvement Bonds, Series 2019A, (General Obligation - Unlimited Tax)	4.000%	12/01/2036	Aa1	1,000,000	1,122,490

					32,248,612

Oklahoma (1.37%)
City of Tulsa, Oklahoma, General Obligation Bonds, Series 2013	4.000%	03/01/2023	AA	2,500,000	2,549,175
City of Tulsa, Oklahoma, General Obligation Bonds, Series 2016	3.000%	04/01/2028	AA	3,000,000	3,112,260
Grand River Dam Authority, Revenue Bonds, Series 2014A	5.000%	06/01/2031	A1	1,835,000	2,108,617

See accompanying notes to financial statements.	33

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2019

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Oklahoma (Cont.)
The Edmond Public Works Authority, (Edmond, Oklahoma), Sales Tax and Utility System Revenue Bonds, Series 2017	5.000%	07/01/2032	AA-	$1,500,000	$1,817,940

					9,587,992

Oregon (1.40%)
City of Portland, Oregon, First Lien Water System Revenue and Refunding Bonds, 2010 Series A (Tax Exempt)	4.000%	05/01/2021	Aaa	1,000,000	1,023,560
Central Lincoln People’s Utility District, Oregon, Electric System Revenue Bonds, Series 2016	2.250%	12/01/2024	AA-	400,000	413,512
City of Portland, Oregon, First Lien Water System Revenue Bonds, 2011 Series A	4.000%	05/01/2025	Aaa	1,330,000	1,388,773
State of Oregon, General Obligation Bonds, 2016 Series J, (Veterans’ Welfare Bonds Series 97A) (Refunding)	2.800%	06/01/2025	Aa1	455,000	486,067
Central Lincoln People’s Utility District, Oregon, Electric System Revenue Bonds, Series 2016	2.500%	12/01/2025	AA-	200,000	210,050
Tualatin Hills Park & Recreation District, Washington County, Oregon, General Obligation Bonds, Series 2009 (Prerefunded to 06-01-2019 @ 100) (b)	4.625%	06/01/2028	AA	1,335,000	1,335,000
North Clackamas School District No. 12, Clackamas County, Oregon, General Obligation Refunding Bonds, Series 2014	5.000%	06/15/2028	A+	2,500,000	2,911,800
Portland Community College District, Multnomah, Washington, Yamhill, Clackamas and Columbia Counties, Oregon, General Obligation Bonds, Series 2009 (Prerefunded to 06-15-2019 @ 100) (b)	5.000%	06/15/2029	Aa1	2,000,000	2,002,180

					9,770,942

Pennsylvania (1.59%)
Township of Cranberry, Butler County, Pennsylvania, General Obligation Bonds, Series of 2011	4.500%	03/01/2025	Aaa	1,605,000	1,689,246
Township of Upper St. Clair, (Allegheny County, Pennsylvania), General Obligation Bonds, Series A of 2016	3.000%	06/01/2026	AA+	430,000	464,366
Township of Cranberry, Butler County, Pennsylvania, General Obligation Bonds, Series of 2011	4.500%	03/01/2027	Aaa	2,505,000	2,633,807
Township of Hampden, (Cumberland County, Pennsylvania), General Obligation Bonds, Series of 2012	5.000%	05/15/2027	AA	1,825,000	1,915,173
Township of Hampden, (Cumberland County, Pennsylvania), General Obligation Bonds, Series of 2012 (Prerefunded to 11-15-2020 @ 100) (b)	5.000%	05/15/2027	NR	375,000	393,773
Township of Upper St. Clair, (Allegheny County, Pennsylvania), General Obligation Bonds, Series A of 2016	4.000%	06/01/2028	AA+	340,000	384,227
Township of Upper St. Clair, (Allegheny County, Pennsylvania), General Obligation Bonds, Series A of 2016	4.000%	06/01/2029	AA+	305,000	342,783
County of Northampton, Commonwealth of Pennsylvania, General Obligation Bonds, Series B of 2012 (Tax-Exempt)	5.000%	10/01/2030	AA	1,500,000	1,659,495
The Municipal Authority of the Borough of West View, (Allegheny County, Pennsylvania), Water Revenue Bonds, Series of 2014 (Prerefunded to 11-15-2024 @ 100) (b)	5.000%	11/15/2031	AA	1,365,000	1,617,129

					11,099,999

South Carolina (1.46%)
Fort Mill School District No. 4 of York County, South Carolina, General Obligation Advanced Refunding Bonds, Series 2012A	4.000%	03/01/2023	Aa2	2,315,000	2,499,367
School District No. 1 of Richland County, South Carolina, General Obligation Refunding Bonds, Series 2011A	4.000%	03/01/2023	AA-	1,675,000	1,767,628
Town of Fort Mill, South Carolina, Waterworks and Sewer System, Improvement Revenue Bonds, Series 2015	3.000%	12/01/2025	AA	355,000	377,255
Town of Fort Mill, South Carolina, Waterworks and Sewer System, Improvement Revenue Bonds, Series 2015	3.500%	12/01/2026	AA	370,000	400,458
Town of Fort Mill, South Carolina, Waterworks and Sewer System, Improvement Revenue Bonds, Series 2015	3.500%	12/01/2027	AA	380,000	409,412
Town of Fort Mill, South Carolina, Waterworks and Sewer System, Improvement Revenue Bonds, Series 2015	4.000%	12/01/2028	AA	520,000	573,716
City of Columbia, South Carolina, Waterworks and Sewer System Refunding Revenue Bonds, Series 2016B	4.000%	02/01/2029	Aa1	1,045,000	1,206,327

34	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2019

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
South Carolina (Cont.)
Spartanburg Sanitary Sewer District, South Carolina, Sewer System Refunding Convertible Bonds, Series 2013B	5.000%	03/01/2030	A1	$2,160,000	$2,395,354
Town of Fort Mill, South Carolina, Waterworks and Sewer System, Improvement Revenue Bonds, Series 2015	4.000%	12/01/2030	AA	535,000	583,942

					10,213,459

South Dakota (0.04%)
Harrisburg School District 41-2, South Dakota, General Obligation Bonds, Series 2012 (Prerefunded to 01-15-2022 @ 100) (b)	3.000%	07/15/2022	AA-	250,000	259,248

Tennessee (2.59%)
City of Knoxville, Tennessee, Water System Revenue Refunding Bonds, Series X-2012	3.000%	03/01/2022	Aa1	655,000	672,528
The Metropolitan Government of Nashville and Davidson County (Tennessee), Electric System Revenue Bonds, 2011 Series A (Prerefunded to 05-15-2021 @ 100) (b)	4.500%	05/15/2022	AA+	2,760,000	2,923,778
City of Knoxville, Tennessee, Water System Revenue Refunding Bonds, Series X-2012	3.000%	03/01/2023	Aa1	670,000	686,918
The Metropolitan Government of Nashville and Davidson County (Tennessee), General Obligation Improvement and Refunding Bonds, Series 2010A (Prerefunded to 07-01-2020 @ 100) (b)	4.000%	07/01/2023	NR	1,105,000	1,135,056
The Metropolitan Government of Nashville and Davidson County (Tennessee), General Obligation Improvement and Refunding Bonds, Series 2010A	4.000%	07/01/2023	Aa2	895,000	919,147
City of Knoxville, Tennessee, Water System Revenue Refunding Bonds, Series BB-2015	3.000%	03/01/2025	Aa1	1,170,000	1,226,300
City of Knoxville, Tennessee, Wastewater System Revenue Bonds, Series 2014A	4.000%	04/01/2028	Aa2	725,000	757,777
City of Knoxville, Tennessee, Wastewater System Revenue Bonds, Series 2014A	4.000%	04/01/2029	Aa2	750,000	783,713
City of Knoxville, Tennessee, Wastewater System Revenue Bonds, Series 2014A	4.000%	04/01/2030	Aa2	775,000	809,720
Washington County, Tennessee, General Obligation School and Improvement Bonds, Series 2017B	3.000%	06/01/2030	Aa2	850,000	892,194
Washington County, Tennessee, General Obligation School Bonds, Series 2017A	3.000%	06/01/2030	Aa2	935,000	981,413
Harpeth Valley Utilities District of Davidson and Williamson Counties, Tennessee, Utilities Revenue Bonds, Series 2014	5.000%	09/01/2031	AA+	1,065,000	1,225,368
City of Knoxville, Tennessee, Wastewater System Revenue Refunding Bonds, Series 2013A	3.375%	04/01/2034	Aa2	5,000,000	5,061,450

					18,075,362

Texas (2.96%)
City of Plano, Texas, (Collin and Denton Counties), General Obligation Refunding and Improvement Bonds, Series 2011	5.000%	09/01/2019	Aaa	1,000,000	1,008,730
Fort Worth Independent School District, (Tarrant County, Texas), Unlimited Tax School Building Bonds, Series 2010	4.000%	02/15/2021	AA	1,000,000	1,017,960
City of Austin, Texas (Travis, Williamson and Hays Counties), Water and Wastewater System Refunding Bonds, Series 2010A (Partially Prerefunded) (b)	5.000%	11/15/2025	Aa2	2,345,000	2,462,250
City of Austin, Texas, (Travis and Williamson Counties), Water and Wastewater System Revenue Refunding Bonds, Series 2009A (Prerefunded to 11-15-2019 @ 100) (b)	5.000%	11/15/2025	Aa2	2,000,000	2,031,880
Hays County, Texas, Pass-Through Toll Revenue and Unlimited Tax Bonds, Series 2011 (Prerefunded to 02-15-2020 @ 100) (b)	4.750%	02/15/2026	AA	1,620,000	1,657,260
Eanes Independent School District, (A political subdivision of the State of Texas located in Travis County, Texas), Unlimited Tax School Building Bonds, Series 2015A	3.500%	08/01/2026	AA+	1,670,000	1,806,873
City of Austin, Texas (Travis, Williamson and Hays Counties), Water and Wastewater System Refunding Bonds, Series 2010A	5.000%	11/15/2026	Aa2	2,465,000	2,588,250
State of Texas, General Obligation Bonds, Water Financial Assistance Bonds, Series 2016A (Economically Distressed Areas Program)	3.000%	08/01/2027	Aaa	2,325,000	2,490,238
Lake Travis Independent School District, (A political subdivision of the State of Texas located in Travis County, Texas), Unlimited Tax Refunding Bonds, Series 2017	4.000%	02/15/2033	AA+	1,000,000	1,118,230
Gregory-Portland Independent School District, (San Patricio County, Texas), Unlimited Tax School Building Bonds, Series 2018A	4.000%	02/15/2034	Aa2	1,565,000	1,656,302
Gregory-Portland Independent School District, (San Patricio County, Texas), Unlimited Tax School Building Bonds, Series 2018A	4.000%	02/15/2035	Aa2	2,710,000	2,859,429

					20,697,402

See accompanying notes to financial statements.	35

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2019

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Utah (1.07%)
Park City, Utah, Water Revenue Bonds, Series 2010, (Bank Qualified)	4.000%	12/15/2020	Aa2	$410,000	$415,658
Park City, Utah, Water Revenue Bonds, Series 2010, (Bank Qualified)	4.000%	12/15/2021	Aa2	600,000	607,668
Snyderville Basin Special Recreation District, Summit County, Utah, General Obligation Bonds, Series 2015A	3.000%	12/15/2025	Aa1	1,260,000	1,350,846
The Central Utah Water Conservancy District, Water Revenue Refunding Bonds, Series 2017B, (Crossover Refunding)	4.000%	10/01/2033	AA+	2,500,000	2,821,725
Jordan Valley Water Conservancy District, Water Revenue Refunding Bonds, Series 2017B	4.000%	10/01/2033	AA+	1,000,000	1,122,240
Jordan Valley Water Conservancy District, Water Revenue Refunding Bonds, Series 2017B	4.000%	10/01/2034	AA+	1,000,000	1,118,200

					7,436,337

Vermont (0.54%)
City of Burlington, Vermont, General Obligation Public Improvement Bonds, Series 2018A	5.000%	11/01/2032	A2	175,000	215,063
City of Burlington, Vermont, General Obligation Public Improvement Bonds, Series 2018A	5.000%	11/01/2033	A2	190,000	232,684
City of Burlington, Vermont, General Obligation Public Improvement Bonds, Series 2018A	5.000%	11/01/2034	A2	255,000	311,085
City of Burlington, Vermont, General Obligation Public Improvement Bonds, Series 2018B	5.000%	11/01/2034	A2	410,000	500,175
City of Burlington, Vermont, General Obligation Public Improvement Bonds, Series 2018A	5.000%	11/01/2035	A2	265,000	322,179
City of Burlington, Vermont, General Obligation Public Improvement Bonds, Series 2018B	5.000%	11/01/2035	A2	435,000	528,860
City of Burlington, Vermont, General Obligation Public Improvement Bonds, Series 2018B	5.000%	11/01/2036	A2	910,000	1,102,583
City of Burlington, Vermont, General Obligation Public Improvement Bonds, Series 2018A	5.000%	11/01/2037	A2	440,000	531,370

					3,743,999

Virginia (1.02%)
Virginia Public School Authority, School Financing Bonds (1997 Resolution), Refunding Series 2009 C	4.000%	08/01/2021	Aa1	1,500,000	1,506,090
Loudon County, Virginia, General Obligation Public Improvement Bonds, Series 2011A	4.000%	12/01/2025	Aaa	1,070,000	1,114,170
Loudon County, Virginia, General Obligation Public Improvement Bonds, Series 2011A (Prerefunded to 12-01-2020 @ 100) (b)	4.000%	12/01/2025	NR	330,000	342,174
Loudoun County Sanitation Authority (Virginia), Water and Sewer System Revenue and Refunding Bonds, Series 2013	4.000%	01/01/2027	Aaa	650,000	706,407
County of Stafford, Virginia, General Obligation Public Improvement Bonds, Series 2013	4.000%	07/01/2030	Aaa	1,205,000	1,308,558
Virginia Public School Authority, School Financing Bonds (1997 Resolution), Series 2012 D	4.000%	08/01/2030	Aa1	2,000,000	2,140,840

					7,118,239

Washington (6.08%)
Public Utility District No. 1 of Douglas County, Washington, Electric Distribution System Revenue and Refunding Bonds, Series 2012	3.000%	12/01/2022	Aa3	620,000	649,797
Public Utility District No. 1 of Douglas County, Washington, Electric Distribution System Revenue and Refunding Bonds, Series 2012	5.000%	12/01/2023	Aa3	505,000	562,540
College Place School District No. 250, Walla Walla County, Washington, Unlimited Tax General Obligation Bonds, Series 2012	4.000%	12/01/2024	A1	1,875,000	2,005,331
Yakima School District No. 7, Yakima County, Washington, Unlimited Tax General Obligation Refunding Bonds, 2016	4.625%	12/01/2024	Aa3	235,000	238,631
Yakima School District No. 7, Yakima County, Washington, Unlimited Tax General Obligation Refunding Bonds, 2016 (Prerefunded to 12-01-2019 @ 100) (b)	4.625%	12/01/2024	NR	3,765,000	3,823,169
City of Spokane, Washington, Unlimited Tax General Obligation Bonds, 2015	3.000%	12/01/2025	Aa2	1,295,000	1,391,387
Lake Washington School District No. 414, King County, Washington, Unlimited Tax General Obligation Refunding Bonds, 2015	3.500%	12/01/2025	AA+	2,000,000	2,236,060
State of Washington, Various Purpose General Obligation Refunding Bonds, Series R-2013C	4.000%	07/01/2026	Aa1	2,500,000	2,743,725
City of Tacoma, Washington, Sewer Revenue Refunding Bonds, 2016A	3.000%	12/01/2026	Aa2	350,000	379,785
City of Tacoma, Washington, Sewer Revenue Refunding Bonds, 2016A	3.250%	12/01/2027	Aa2	400,000	435,672
Hockinson School District No. 98, Clark County, Washington, Unlimited Tax General Obligation Bonds, 2015	4.000%	12/01/2027	A+	1,090,000	1,226,773
City of Camas, Washington, Water and Sewer Revenue and Refunding Bonds, 2015	4.000%	12/01/2028	Aa3	1,050,000	1,175,423
City of Tacoma, Washington, Sewer Revenue Refunding Bonds, 2016A	3.250%	12/01/2028	Aa2	350,000	377,300

36	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2019

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Washington (Cont.)
Lake Washington School District No. 414, King County, Washington, Unlimited Tax General Obligation and Refunding Bonds, 2016	4.000%	12/01/2028	AA+	$1,000,000	$1,148,390
Public Utility District No. 1 of Cowlitz County, Washington, Production System Revenue Refunding Bonds, 2014	5.000%	09/01/2029	A1	1,000,000	1,140,930
City of Everett, Washington, Water and Sewer Revenue Refunding Bonds, 2016	3.125%	12/01/2029	AA+	2,000,000	2,132,640
City of Tacoma, Washington, Solid Waste Revenue Refunding Bonds, 2016B	5.000%	12/01/2029	A1	1,525,000	1,831,891
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2014	5.000%	01/01/2030	AA-	985,000	1,121,019
Energy Northwest, Columbia Generating Station Electric Revenue and Refunding Bonds, Series 2015-A	5.000%	07/01/2030	AA-	5,000,000	5,919,000
Public Utility District No. 1 of Cowlitz County, Washington, Production System Revenue Refunding Bonds, 2014	5.000%	09/01/2030	A1	2,100,000	2,383,920
Bainbridge Island School District No. 303, Kitsap County, Washington, Unlimited Tax General Obligation Bonds, 2017A	4.000%	12/01/2033	Aa2	840,000	935,164
Lake Washington School District No. 414, King County, Washington, Unlimited Tax General Obligation Bonds, 2017	4.000%	12/01/2033	AA+	5,000,000	5,597,300
Public Utility District No. 1 of Clark County, Washington, Water System Revenue and Refunding Bonds, Series 2017	5.000%	01/01/2034	AA-	1,010,000	1,204,304
Bainbridge Island School District No. 303, Kitsap County, Washington, Unlimited Tax General Obligation Bonds, 2017A	4.000%	12/01/2034	Aa2	510,000	565,850
Selah School District No. 119, Yakima and Kittitas Counties, Washington, Unlimited Tax General Obligation Bonds, 2018	4.375%	12/01/2034	A1	1,040,000	1,192,464

					42,418,465

West Virginia (1.54%)
West Virginia University Board of Governors, University Improvement Revenue Bonds (West Virginia University Projects), 2011 Series B	5.000%	10/01/2023	A	2,510,000	2,700,208
West Virginia University Board of Governors, University Improvement Revenue Bonds (West Virginia University Projects), 2011 Series B	5.000%	10/01/2024	A	3,200,000	3,440,224
The Board of Education of the County of Manongalia (West Virginia), Public School Refunding Bonds, Series 2012	4.000%	05/01/2025	AA-	1,105,000	1,175,532
The Board of Education of the County of Braxton (West Virginia), Public School Refunding Bonds, Series 2016	4.000%	05/01/2026	AA-	350,000	398,685
The Board of Education of the County of Braxton (West Virginia), Public School Refunding Bonds, Series 2016	2.250%	05/01/2026	AA-	125,000	129,083
The Board of Education of the County of Manongalia (West Virginia), Public School Refunding Bonds, Series 2012	4.000%	05/01/2026	AA-	2,180,000	2,318,735
The Board of Education of the County of Braxton (West Virginia), Public School Refunding Bonds, Series 2016	5.000%	05/01/2027	AA-	515,000	615,904

					10,778,371

Wisconsin (5.90%)
City of Sheboygan, Sheboygan County, Wisconsin, General Obligation Corporate Purpose Bonds, Series 2007B	4.750%	10/01/2022	AA-	800,000	834,688
Village of Whitefish Bay, Wisconsin (Milwaukee County), General Obligation Corporate Purpose Bonds, Series 2013A	2.500%	04/01/2023	Aa1	285,000	290,130
City of Sheboygan, Sheboygan County, Wisconsin, General Obligation Corporate Purpose Bonds, Series 2007B	4.750%	10/01/2023	AA-	300,000	312,927
Milwaukee Metropolitan Sewerage District, General Obligation Sewerage System Refunding Bonds, Series 2015C	2.500%	10/01/2024	Aa1	2,000,000	2,103,740
City of Fond Du Lac, Fond Du Lac County, Wisconsin, Waterworks System Revenue Bonds, Series 2010	5.000%	09/01/2025	A	1,000,000	1,040,320
City of Oshkosh, Wisconsin, (Winnebago County), Water System Revenue Refunding Bonds, Series 2016G	2.000%	01/01/2026	Aa3	955,000	963,223
Muskego-Norway School District, Waukesha and Racine Counties, Wisconsin, General Obligation School Building and Improvement Bonds	3.000%	04/01/2026	AA	2,495,000	2,682,674
City of Oshkosh, Wisconsin, (Winnebago County), General Obligation Refunding Bonds, Series 2016H	2.000%	08/01/2026	Aa3	1,090,000	1,101,358

See accompanying notes to financial statements.	37

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2019

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Wisconsin (Cont.)
Ellsworth Community School District, Pierce County, Wisconsin, General Obligation Refunding Bonds	4.000%	04/01/2027	Aa3	$340,000	$372,106
Ellsworth Community School District, Pierce County, Wisconsin, General Obligation Refunding Bonds	4.000%	04/01/2028	Aa3	275,000	300,317
Ellsworth Community School District, Pierce County, Wisconsin, General Obligation Refunding Bonds	4.000%	04/01/2029	Aa3	400,000	436,164
Western Technical College District, Wisconsin, General Obligation Refunding Bonds, Series 2013C (Prerefunded to 04-01-2020 @ 100) (b)	5.000%	04/01/2029	NR	3,000,000	3,088,710
Central Brown County Water Authority, Wisconsin, Water System Revenue Refunding Bonds, Series 2014A	5.000%	11/01/2029	A	1,000,000	1,156,710
School District of Wisconsin Dells, Adams, Columbia, Juneau, Marquette and Sauk Counties, Wisconsin, General Obligation Refunding Bonds	3.125%	03/01/2030	AA-	1,595,000	1,655,195
Central Brown County Water Authority, Wisconsin, Water System Revenue Refunding Bonds, Series 2014A	5.000%	11/01/2030	A	2,000,000	2,308,260
School District of Wisconsin Dells, Adams, Columbia, Juneau, Marquette and Sauk Counties, Wisconsin, General Obligation Refunding Bonds	3.250%	03/01/2031	AA-	1,395,000	1,447,466
Waupaca County, Wisconsin, General Obligation Highway Facility Building Bonds, Series 2018A	3.250%	03/01/2031	Aa2	1,160,000	1,239,599
Burlington Area School District, Racine, Walworth and Kenosha Counties, Wisconsin, General Obligation Refunding Bonds	3.125%	04/01/2031	A+	1,000,000	1,030,160
D.C. Everest Area School District, Marathon County, Wisconsin, General Obligation School Building and Improvement Bonds, Series 2018	3.375%	04/01/2031	AA	3,900,000	4,142,619
School District of Poynette, Dane and Columbia Counties, Wisconsin, General Obligation Refunding Bonds	3.000%	04/01/2031	AA	850,000	880,345
City of Muskego, Waukesha County, Wisconsin, General Obligation Refunding Bonds, Series 2018A	4.000%	06/01/2031	Aa2	300,000	338,712
Central Brown County Water Authority, Wisconsin, Water System Revenue Refunding Bonds, Series 2014A	5.000%	11/01/2031	A	2,200,000	2,529,626
Burlington Area School District, Racine, Walworth and Kenosha Counties, Wisconsin, General Obligation Refunding Bonds	3.250%	04/01/2032	A+	1,120,000	1,156,142
Hamilton School District, Waukesha County, Wisconsin, General Obligation School Building and Improvement Bonds	3.250%	04/01/2032	Aa1	3,390,000	3,568,653
School District of Poynette, Dane and Columbia Counties, Wisconsin, General Obligation Refunding Bonds	3.125%	04/01/2032	AA	1,520,000	1,581,864
Western Technical College District, Wisconsin, General Obligation Refunding Bonds, Series 2017F	3.000%	04/01/2032	AA+	2,240,000	2,310,426
City of Muskego, Waukesha County, Wisconsin, General Obligation Refunding Bonds, Series 2018A	4.000%	06/01/2032	Aa2	675,000	759,611
City of Muskego, Waukesha County, Wisconsin, General Obligation Refunding Bonds, Series 2018A	4.000%	06/01/2034	Aa2	1,390,000	1,554,312

					41,186,057

Total Long-term Municipal Bonds
(cost $644,086,852)					670,745,214

38	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2019

(Unaudited)

	Shares	Value
Short-term Investments (2.80%)
JPMorgan U.S. Government Money Market Fund Capital Shares, 2.28% (d)	9,517,441	$9,517,441

	Principal amount	Value
U.S. Treasury Bill
2.380%, 06/04/2019	$10,000,000	9,999,370

Total Short-term Investments
(cost $ 19,515,455)		19,516,811

TOTAL INVESTMENTS (98.89%)
(cost $ 663,602,307)		690,262,025
CASH AND OTHER ASSETS, NET OF LIABILITIES (1.11%)		7,745,340

NET ASSETS (100.00%)		$698,007,365

(a)	Ratings are not audited and represent the lower of Moody’s or S&P issuer specific ratings.

(b)	Advanced Refunded Bonds are backed by an escrow or trust containing U.S. Government, U.S. Government Agency or other securities to support the timely payment of principal and interest.

(c)	Rate shown is fixed until mandatory tender date of July 1, 2026. (d) Rate shown is the 7-day yield as of May 31, 2019.

NR - Not Rated

See accompanying notes to financial statements.	39

STATE FARM ASSOCIATES’ FUNDS TRUST

STATEMENTS OF ASSETS AND LIABILITIES

May 31, 2019

(Unaudited)

	Growth Fund	Balanced Fund	Interim Fund	Municipal Bond Fund
Assets
Investments in securities at identified cost	$1,661,880,011	1,106,920,323	330,603,845	663,602,307

Investments in securities at market value	$4,893,918,373	1,934,007,862	331,424,129	690,262,025
Receivables:
Dividends and interest	17,970,058	8,159,254	1,117,265	7,821,289
Shares of the Fund sold	2,410,811	746,400	140,075	523,341
SFIMC	1,924	—	—	—
Prepaid expenses	203,958	82,240	18,465	25,489

Total assets	4,914,505,124	1,942,995,756	332,699,934	698,632,144

Liabilities and Net Assets
Distributions to shareholders	—	—	6,374	268,385
Payables:
Shares of the Fund redeemed	255,844	278,614	513,818	245,906
Due to bank	51,451	—	—	—
Due to affiliates	445,937	186,367	35,203	79,325
Accrued liabilities	86,822	41,430	27,723	31,163

Total liabilities	840,054	506,411	583,118	624,779

Net assets applicable to shares outstanding of common stock	$4,913,665,070	1,942,489,345	332,116,816	698,007,365

Fund shares outstanding (no par value, unlimited number of shares authorized)	62,168,468	28,270,049	33,149,942	79,814,327
Net asset value, offering price and redemption price per share	$79.04	68.71	10.02	8.75

Analysis of Net Assets
Paid-in-capital	$1,609,215,755	1,091,300,010	331,682,241	671,336,129
Total distributable earnings (loss)	3,304,449,315	851,189,335	434,575	26,671,236

Net assets applicable to shares outstanding	$4,913,665,070	1,942,489,345	332,116,816	698,007,365

40	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST

STATEMENTS OF OPERATIONS

Six months ended May 31, 2019

(Unaudited)

	Growth Fund	Balanced Fund	Interim Fund	Municipal Bond Fund
Investment Income:
Dividends	$73,613,348	18,843,427	—	—
Interest	556,389	9,597,840	3,128,944	130,563
Tax-exempt interest	—	—	—	10,072,171

	74,169,737	28,441,267	3,128,944	10,202,734
Less: foreign withholding taxes	(965,982)	(330,845)	—	—

Total investment income	73,203,755	28,110,422	3,128,944	10,202,734
Expenses:
Investment advisory and management fees	2,526,406	1,035,121	204,609	379,363
Trustees’ fees and expenses	86,047	32,008	5,708	11,504
Reports to shareholders	51,949	26,259	9,019	8,580
Professional fees	45,923	14,298	5,959	7,559
Audit fees	17,873	16,960	17,513	16,998
Errors and omissions insurance	30,332	12,050	2,193	4,383
Custodian fees	84,358	25,634	1,094	3,487
ICI dues	21,629	8,343	1,623	2,890
Regulatory Fees	21,296	17,432	12,906	15,680
Fidelity bond expense	863	346	62	124
Securities valuation fees	907	21,643	2,170	70,127

Total expenses	2,887,583	1,210,094	262,856	520,695

Net investment income	70,316,172	26,900,328	2,866,088	9,682,039
Realized and unrealized gain (loss):
Net realized gain (loss) on sales of investments	6,990,796	(82,271)	(38,795)	11,519
Net realized gain (loss) on foreign currency transactions	1,912	(7,244)	—	—
Change in net unrealized appreciation (depreciation) on investments and foreign currency transactions	(62,900,044)	19,966,243	8,898,902	24,540,682

Net realized and unrealized gain (loss) on investments	(55,907,336)	19,876,728	8,860,107	24,552,201

Net change in net assets resulting from operations	$14,408,836	46,777,056	11,726,195	34,234,240

See accompanying notes to financial statements.	41

STATE FARM ASSOCIATES’ FUNDS TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Growth Fund
Six months ended May 31, 2019 (Unaudited) and the year ended November 30, 2018	2019	2018
From operations:
Net investment income	$70,316,172	120,181,194
Net realized gain (loss)	6,992,708	63,285,637
Change in net unrealized appreciation or depreciation	(62,900,044)	30,175,253

Net change in net assets resulting from operations	14,408,836	213,642,084
Distributions to shareholders from and in excess of:
Distributions (Net investment income, Net realized gain)	(125,053,003)	(171,921,534)

Total distributions to shareholders	(125,053,003)	(171,921,534)
From Fund share transactions:
Proceeds from shares sold	114,248,003	244,898,568
Reinvestment of distributions	118,068,087	162,502,171

	232,316,090	407,400,739
Less payments for shares redeemed	(200,593,358)	(417,024,684)

Net increase (decrease) in net assets from Fund share transactions	31,722,732	(9,623,945)

Total increase (decrease) in net assets	(78,921,435)	32,096,605

Net assets:
Beginning of period	4,992,586,505	4,960,489,900

End of period	$4,913,665,070	4,992,586,505

Share Information
Sold	1,457,081	3,064,526
Issued in reinvestment of distributions	1,672,585	2,063,834
Redeemed	(2,556,036)	(5,226,707)

Net increase (decrease)	573,630	(98,347)

42	See accompanying notes to financial statements.

Balanced Fund		Interim Fund		Municipal Bond Fund
2019	2018	2019	2018	2019	2018

26,900,328	48,447,772	2,866,088	4,950,412	9,682,039	20,165,114
(89,515)	13,891,861	(38,795)	(8,815)	11,519	204,284
19,966,243	(14,694,943)	8,898,902	(4,059,164)	24,540,682	(13,750,136)

46,777,056	47,644,690	11,726,195	882,433	34,234,240	6,619,262

(38,919,511)	(56,359,140)	(2,866,088)	(4,950,412)	(9,886,323)	(20,518,044)

(38,919,511)	(56,359,140)	(2,866,088)	(4,950,412)	(9,886,323)	(20,518,044)

56,816,290	117,441,765	30,149,370	72,744,672	22,835,404	53,792,884
37,171,037	53,882,238	2,819,739	4,857,145	8,218,528	17,089,538

93,987,327	171,324,003	32,969,109	77,601,817	31,053,932	70,882,422
(94,712,233)	(178,326,070)	(47,598,231)	(96,078,359)	(32,786,785)	(80,227,693)

(724,906)	(7,002,067)	(14,629,122)	(18,476,542)	(1,732,853)	(9,345,271)

7,132,639	(15,716,517)	(5,769,015)	(22,544,521)	22,615,064	(23,244,053)

1,935,356,706	1,951,073,223	337,885,831	360,430,352	675,392,301	698,636,354

1,942,489,345	1,935,356,706	332,116,816	337,885,831	698,007,365	675,392,301

834,388	1,722,308	3,057,885	7,453,195	2,656,095	6,307,569
593,691	796,715	284,497	497,573	952,899	2,010,782
(1,402,571)	(2,615,954)	(4,823,468)	(9,831,988)	(3,814,996)	(9,428,096)

25,508	(96,931)	(1,481,086)	(1,881,220)	(206,002)	(1,109,745)

See accompanying notes to financial statements.	43

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

1.	Investment Objective

The State Farm Associates’ Funds Trust (the “Trust”) has four separate investment portfolios (each a “Fund” and together, the “Funds”). The Trust is registered under the Investment Company Act of 1940 as an open-end, management investment company. Each Fund has its own investment objective, investment policies, restrictions, and attendant risks and is diversified as defined in the Investment Company Act of 1940. Each Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, “Financial Services-Investment Companies.” State Farm Investment Management Corp. (“SFIMC”) is the Trust’s investment adviser.

The State Farm Growth Fund (the “Growth Fund”) seeks long-term growth of capital which may be supplemented by income. The Growth Fund seeks to achieve this objective by investing under normal circumstances at least 80% of its assets in common stocks and other income producing equity securities.

The State Farm Balanced Fund (the “Balanced Fund”) seeks long-term growth of principal while providing some current income. The Balanced Fund seeks to achieve its objective by investing under normal market conditions approximately 60% of its total assets in common stocks, and ordinarily limits its common stock investments to no more than 75% of its total assets. The Balanced Fund ordinarily invests at least 25% of its total assets in fixed income securities. The Balanced Fund invests in bonds to provide relative stability of principal and income.

The State Farm Interim Fund (the “Interim Fund”) seeks the realization over a period of years of the highest yield consistent with relatively low price volatility. The Interim Fund seeks to achieve its investment objective through investment in high quality debt securities with short and intermediate-term maturities.

The State Farm Municipal Bond Fund (the “Municipal Bond Fund”) seeks as high a rate of income exempt from federal income taxes as is consistent with prudent investment management. The Municipal Bond Fund seeks to achieve its investment objective through investment primarily in a diversified selection of municipal bonds (for example, general obligation bonds of a state or bonds financing a specific project) with maturities of one to seventeen years, although from time to time SFIMC may purchase issues with longer maturities. The Municipal Bond Fund normally invests so that either (1) at least 80% of the Fund’s net investment income is exempt from regular federal income tax or (2) at least 80% of the Fund’s net assets are invested in securities that produce income exempt from regular federal income tax.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”).

Fund Share Valuation

Fund shares are sold and redeemed on a continuous basis at net asset value. The net asset value per share is determined daily on each day the New York Stock Exchange is open. The net asset value for each Fund is determined as of the close of regular session trading on the New York Stock Exchange (usually 3:00 p.m. Central Time). The net asset value per share is computed by dividing the total value of a Fund’s investments and other assets, less liabilities, by the number of Fund shares outstanding.

Securities Valuation

All investments in securities are recorded at their fair value. For more information see Note 3 Securities Valuation.

Securities Transactions and Investment Income

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis, and includes amortization of premiums and discounts on fixed income securities. Realized gains and losses from security transactions are reported on an identified cost basis.

Expenses

Expenses arising in connection with a specific Fund are allocated to that Fund. Common Trust expenses are allocated between the Funds in proportion to each Fund’s relative net assets.

Income Taxes and Distributions to Shareholders

Each Fund is a separate taxpayer for federal income tax purposes. It is the Funds’ policy to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and, in the manner provided therein, to distribute substantially all of their taxable income, including any net realized gain on sales of investments, reportable for federal income tax purposes.

For more information refer to Note 4 Income Taxes and Distributions to Shareholders.

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

Foreign Currency Translation

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates at May 31, 2019. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the prevailing foreign exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with realized and unrealized gains and losses on investment securities.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Commitments and Contingencies

In the normal course of business, the Trust enters into contracts on behalf of the Funds that may contain provisions for general indemnifications. Each Fund’s maximum exposure under these indemnification provisions is unknown, as this would involve future claims that may be made against each Fund that are not known at this time. However, based on experience, the Funds believe the risk of loss from these indemnification provisions is remote.

Securities Purchased on a “When-Issued” Basis

The Municipal Bond Fund may purchase municipal bonds on a “when-issued” basis. Delivery and payment for these securities may be a month or more after the purchase date, during which time such securities are subject to market fluctuations. The Municipal Bond Fund identifies and holds specific liquid assets with a market value at least equal to the amount of the when-issued purchase commitments in order to ensure that it can meet those commitments. It is possible that the securities will never be issued and the commitment cancelled. At May 31, 2019, the Municipal Bond Fund did not have any when-issued securities.

New Accounting Pronouncements

In March 2017, FASB issued Accounting Standards Update No. 2017-08 “Premium Amortization on Purchased Callable Debt Securities”, which amends the amortization period for certain purchased callable debt securities. This update requires certain premiums on callable debt securities to be amortized to the earliest call date. The amendments will be applied on a modified-retrospective basis and are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, the Trust’s management is evaluating the impact this pronouncement may have on the Trust’s financial statements, if any.

In August 2018, FASB issued Accounting Standards Update No. 2018-13 “Fair Value Measurement (Topic 820): Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement”, which removes, modifies, and adds certain fair value disclosure requirements. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. At this time, the Trust’s management is evaluating the impact this pronouncement may have on the Trust’s financial statements, if any.

3.	Securities Valuation

Investments are valued at fair value pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board”). The valuation procedures assign to SFIMC the responsibility for determining fair value using the processes and factors as outlined in the valuation procedures. If SFIMC cannot determine fair value based on the valuation procedures, the Board or the Executive Committee of the Board will determine fair value.

Fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is used to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in three broad levels as follows:

•	Level 1 - Unadjusted quoted prices in active markets that are accessible to the Funds for identical assets or liabilities.

•

Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, quoted prices for similar instruments in active markets, interest rates, yield curves and credit spreads. For assets or liabilities with a specified (contractual) term, a Level 2 input must be observable for substantially the full term of the asset or liability.

•

Level 3 - Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available. These inputs, based on the best information available in the circumstances, would include reasonably available information about the assumptions that a market participant would use in valuing the asset or liability and might include SFIMC’s own data.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

The inputs used to measure the fair value of an asset or liability might be categorized within different levels of the fair value hierarchy. In those cases, the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement. Changes in valuation techniques may result in transfers into or out of an assigned level within the fair value hierarchy. The end of the reporting period method is used for determining when transfers between levels of the fair value hierarchy are deemed to have occurred.

Stocks, closed-end registered investment companies and exchange-traded funds (“ETFs”) traded on securities exchanges, or in an over-the-counter (“OTC”) market in which transaction prices are reported, are valued at the last sales price on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Stocks traded on NASDAQ are valued at the NASDAQ Official Closing Price. Long-term debt securities, U.S. Treasury bills, and short-term municipal variable rate demand notes are generally valued using quotations provided by an independent pricing service. Short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) are generally valued on an amortized cost basis, which approximates market value. Investments in open-end investment companies are valued each day based on the closing net asset value of the respective fund.

Portfolio securities that are primarily traded on foreign securities exchanges (“foreign securities”) are valued at the closing values of such securities on the respective exchange where each security is primarily traded. SFIMC may determine that a market quotation for a foreign security held by a Fund is not reliable because of events or circumstances that have occurred between the time of the market quotation and the time the net asset value of the Fund is calculated (“subsequent event”). A subsequent event might include company-specific developments, a development that might affect an entire market or region, a potential global development or a significant change in one or more U.S. securities indexes. If SFIMC determines that the market quotation for a foreign security is not reliable, SFIMC may determine the foreign security’s value in SFIMC’s reasonable judgment.

For securities other than foreign securities, for which market prices are not readily available or are considered unreliable, SFIMC is required to obtain bid price quotations from brokers or dealers in the securities. If SFIMC cannot obtain a quotation for the security or if SFIMC believes the quotation does not represent the security’s fair value, then SFIMC will determine the security’s value in SFIMC’s reasonable judgment.

In determining a value based on reasonable judgment, SFIMC may use different methodologies, including multiple of earnings, multiple of book value, discount from market of a similar freely traded security or, for debt securities, yield to maturity. Other factors SFIMC may consider in determining value for a security include, but are not limited to, fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, the last traded price of the security, significant global or regional events such as political unrest, natural disasters, and war, and significant movements in major market indices, ETFs, index futures or other financial instruments in the U.S. or other markets. All securities valued based on SFIMC’s reasonable judgment are subsequently reported to the Board on a quarterly basis.

SFIMC reviews the pricing methodologies of the Funds’ approved pricing vendors, including understanding a vendor’s key inputs and assumptions in valuing securities. SFIMC also engages in transaction back-testing with respect to portfolio securities sold by the Funds to compare unrealized gains and losses to realized gains and losses.

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

		Investments in Securities

Fund	Level 1	Level 2	Level 3	Total
Growth Fund

Common Stocks (a)	$4,870,555,386	$—	$—	$4,870,555,386

Short-term Investments	23,362,987	—	—	23,362,987
Balanced Fund

Common Stocks (a)	1,273,375,032	—	—	1,273,375,032

Corporate Bonds (a)	—	376,023,947	—	376,023,947

Foreign Government Bonds	—	2,014,076	—	2,014,076

Agency Commercial Mortgage-Backed Securities	—	83,139,966	—	83,139,966

Agency Notes & Bonds	—	2,060,792	—	2,060,792

U.S. Treasury Obligations	—	167,127,935	—	167,127,935

Short-term Investments	30,266,114	—	—	30,266,114
Interim Fund

U.S. Treasury Obligations	—	318,419,123	—	318,419,123

Short-term Investments	13,005,006	—	—	13,005,006
Municipal Bond Fund

Long-term Municipal Bonds	—	670,745,214	—	670,745,214

Short-term Investments	9,517,441	9,999,370	—	19,516,811

(a) Industry classification is disclosed in the Schedules of Investments.

The Funds did not hold any Level 3 securities or derivative instruments as of November 30, 2018 or for the six months ended May 31, 2019. There were no transfers of securities between Level 1 and Level 2 as of May 31, 2019 as compared to November 30, 2018.

4.	Income Taxes and Distributions to Shareholders

As of November 30, 2018, the Trust’s management completed a review of uncertain tax positions taken by the Funds, if any, and determined that no tax liability was required for unrecognized tax benefits, and no additional disclosures were needed. Generally, the tax authorities can initiate examinations of tax returns within the three year period beginning on the date such returns are filed. As a result, some tax returns are still open and subject to examination. In addition, as of November 30, 2018, management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change for the period ending November 30, 2019.

As of May 31, 2019, each Fund’s aggregate unrealized gains and losses for all investments based on cost for federal income tax purposes were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Growth Fund	$1,661,880,011	$3,316,455,139	$(84,416,777)	$3,232,038,362
Balanced Fund	1,106,920,323	854,210,957	(27,123,418)	827,087,539
Interim Fund	330,603,845	2,558,208	(1,737,924)	820,284
Municipal Bond Fund	663,602,307	26,659,718	—	26,659,718

For each Fund, the cost of investments for federal income tax purposes was the same as the cost of investments reflected on the Statements of Assets and Liabilities and Schedules of Investments.

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

The Growth Fund and Balanced Fund declare and pay income dividends, if any, at least annually. The Interim Fund and Municipal Bond Fund declare dividends daily equal to each Fund’s respective net investment income, and distributions of such amounts are made on the last business day of each month.

Net realized gains on sales of investments, if any, are distributed annually after the close of the Fund’s fiscal year. Dividends and distributions payable to shareholders are recorded by the respective Fund on the ex-dividend date.

On June 27, 2019, the Growth Fund declared an ordinary income dividend of $1.08 per share to shareholders of record on June 26, 2019 (reinvestment date June 27, 2019).

On June 27, 2019, the Balanced Fund declared an ordinary income dividend of $0.90 per share to shareholders of record on June 26, 2019 (reinvestment date June 27, 2019).

After utilizing capital loss carryforwards to offset realized capital gains during the year ended November 30, 2018, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains realized after November 30, 2018, if any. Future capital loss carryforward utilization in any given year may be subject to Internal Revenue Code limitations. If not applied, the capital losses will carryforward indefinitely as follows:

		Unused Non Expiring Capital Loss Carryforwards
Fund	Loss Carryforwards Utilized in 2018	Short-term	Long-term	Total
Interim Fund	$—	$—	$346,915	$346,915

As of November 30, 2018, in accordance with federal tax regulations, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-term Gain	Unrealized Appreciation (Depreciation)	Accumulated Capital and Other Losses	Total
Growth Fund	$56,956,284	$63,216,446	$3,294,920,752	$—	$3,415,093,482
Balanced Fund	22,345,713	13,866,844	807,119,233	—	843,331,790
Interim Fund	—	—	(8,078,617)	(346,915)	(8,425,532)
Municipal Bond Fund	—	204,284	2,119,035	—	2,323,319

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to the recognition of net realized losses, the timing of Fund distributions, and foreign currency transactions. As a result, net investment income and net realized gain or loss on investment transactions for a reporting period may differ from distributions during such period. Accordingly, each Fund may periodically make reclassifications for permanent differences among certain capital accounts without impacting its net asset value.

As of November 30, 2018, these reclassifications were as follows:

Fund	Paid in Capital	Accumulated Net Realized Gain (Loss) (a)	Accumulated Undistributed Net Investment Income (Loss) (a)
Growth Fund	$—	$(69,190)	$69,190
Balanced Fund	—	(13,408)	13,408

(a) These components are each included as part of total distributable earnings (loss) within the Statements of Assets and Liabilities.

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

The tax character of distributions was designated as follows for the year ended November 30, 2018.

2018	Tax-Exempt Income	Ordinary Income	Long-term Capital Gain	Total
Growth Fund	$—	$117,372,975	$54,548,559	$171,921,534
Balanced Fund	—	47,630,449	8,728,691	56,359,140
Interim Fund	—	4,950,412	—	4,950,412
Municipal Bond Fund	20,076,742	88,372	352,930	20,518,044

For the remaining Funds, the tax distributions of ordinary income and long-term capital gains were the same as the distributions from net investment income and capital gains reflected in the Statements of Changes in Net Assets for the year ended November 30, 2018.

5.	Transactions with Affiliates

The Trust has entered into an investment advisory and management services agreement with SFIMC pursuant to which each Fund pays SFIMC an annual fee (computed on a daily basis and paid monthly) at the following annual rates:

Growth Fund	0.20% of the first $100 million of average net assets
0.15% of the next $100 million of average net assets
0.10% of the average net assets in excess of $200 million
Balanced Fund	0.20% of the first $100 million of average net assets
0.15% of the next $100 million of average net assets
0.10% of the average net assets in excess of $200 million
Interim Fund	0.20% of the first $50 million of average net assets
0.15% of the next $50 million of average net assets
0.10% of the average net assets in excess of $100 million
Municipal Bond Fund	0.20% of the first $50 million of average net assets
0.15% of the next $50 million of average net assets
0.10% of the average net assets in excess of $100 million

Other than the account fee imposed on certain shareholders of the Trust which is paid by redeeming shares from the shareholder’s account, the Funds do not pay any direct or indirect discount, commission or other compensation for transfer agent services provided by SFIMC or for distribution and underwriting services provided by State Farm VP Management Corp.

Certain officers and/or trustees of the Trust are also officers and/or directors of SFIMC. The Trust made no payments to its officers or trustees except for trustees’ fees paid to or accrued for the Trust’s independent trustees.

Expense Reduction Agreement

SFIMC has agreed to reimburse a Fund if, and to the extent, a Fund’s total annual operating expenses (excluding taxes, interest, extraordinary litigation expenses, brokerage commissions and other portfolio transaction costs) exceed 0.40% of the Fund’s average net assets. Prior-year reimbursements, if any, are not subject to recapture.

Line of Credit

State Farm Mutual Automobile Insurance Company (“Auto Company”), the parent company of SFIMC, has entered into a Line of Credit Agreement with the Trust. Under that agreement, a Fund may request and Auto Company, in its complete discretion, may lend money to a Fund for up to 30 days on an unsecured basis. Auto Company will not lend more than $50 million at any one time to the Funds. Under the agreement, a Fund will pay interest to Auto Company on any outstanding loan at a benchmark interest rate that approximates the rate that creditworthy corporate issuers pay on short-term commercial paper. The Funds did not borrow under the Line of Credit Agreement during the six months ended May 31, 2019.

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

6.	Investment Transactions

For the six months ended May 31, 2019, investment transactions (exclusive of short-term instruments) were as follows:

Fund	Purchases (excluding U.S. Government Obligations)	Sales/Maturities (excluding U.S. Government Obligations)	Purchases of U.S. Government Obligations	Sales/Maturities of U.S. Government Obligations
Growth Fund	$34,882,808	$10,118,077	$—	$—
Balanced Fund	31,462,828	37,211,846	9,973,438	19,989,844
Interim Fund	—	—	32,770,898	54,946,680
Municipal Bond Fund	27,790,245	46,417,069	—	—

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each Fund for the past five years. Certain information reflects financial results for a single Fund share. The total returns within each table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

STATE FARM ASSOCIATES’ FUNDS TRUST GROWTH FUND

(For a share outstanding throughout each period)

			Year ended November 30,
	Six months ended May 31, 2019 (Unaudited)		2018	2017	2016	2015	2014
Net asset value, beginning of period	$81.06		80.41	70.41	73.38	76.68	67.42
Income from Investment Operations
Net investment income (a)	1.13		1.93	1.84	1.75	1.79	1.60
Net gain (loss) on investments (both realized and unrealized)	(1.11)		1.51	10.50	4.15	(3.38)	9.21

Total from investment operations	0.02		3.44	12.34	5.90	(1.59)	10.81

Less Distributions
Net investment income	(1.01)		(1.90)	(1.78)	(1.76)	(1.71)	(1.55)
Net realized gain	(1.03)		(0.89)	(0.56)	(7.11)	—	—

Total distributions	(2.04)		(2.79)	(2.34)	(8.87)	(1.71)	(1.55)

Net asset value, end of period	$79.04		81.06	80.41	70.41	73.38	76.68

Total Return	0.33	%(b)	4.41%	17.91%	9.54%	(2.13)%	16.26%
Ratios/Supplemental Data
Net assets, end of period (millions)	$4,913.7		4,992.6	4,960.5	4,296.6	4,095.7	4,283.5
Average net asset ratios
Expenses	0.12	%(c)	0.12%	0.12%	0.12%	0.12%	0.12%
Net investment income	2.87	%(c)	2.42%	2.46%	2.59%	2.40%	2.25%
Portfolio turnover rate (d)(e)	0	%(c)	0%	1%	0%	11%	1%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Total return is not annualized for periods that are less than a full year.

(c)	Determined on an annualized basis.

(d)	Portfolio turnover rate rounds to less than 1% in 2019.

(e)	Portfolio turnover rate rounds to less than 1% for the year ended November 30, 2018.

See accompanying notes to financial statements.	51

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

(For a share outstanding throughout each period)

			Year ended November 30,
	Six months ended May 31, 2019 (Unaudited)		2018	2017	2016	2015	2014
Net asset value, beginning of period	$68.52		68.84	63.19	66.38	68.23	62.01
Income from Investment Operations
Net investment income (a)	0.94		1.70	1.65	1.63	1.73	1.72
Net gain (loss) on investments (both realized and unrealized)	0.63		(0.03)	5.75	1.76	(1.85)	6.17

Total from investment operations	1.57		1.67	7.40	3.39	(0.12)	7.89

Less Distributions
Net investment income	(0.89)		(1.68)	(1.63)	(1.69)	(1.73)	(1.67)
Net realized gain	(0.49)		(0.31)	(0.12)	(4.89)	—	—

Total distributions	(1.38)		(1.99)	(1.75)	(6.58)	(1.73)	(1.67)

Net asset value, end of period	$68.71		68.52	68.84	63.19	66.38	68.23

Total Return	2.49	%(b)	2.49%	11.93%	5.83%	(0.18)%	12.95%
Ratios/Supplemental Data
Net assets, end of period (millions)	$1,942.5		1,935.4	1,951.1	1,766.3	1,689.0	1,709.2
Average net asset ratios
Expenses	0.13	%(c)	0.13%	0.13%	0.13%	0.13%	0.13%
Net investment income	2.80	%(c)	2.50%	2.52%	2.63%	2.58%	2.66%
Portfolio turnover rate	4	%(c)	5%	4%	4%	11%	4%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Total return is not annualized for periods that are less than a full year.

(c)	Determined on an annualized basis.

52	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST INTERIM FUND

(For a share outstanding throughout each period)

			Year ended November 30,
	Six months ended May 31, 2019 (Unaudited)		2018	2017	2016	2015	2014
Net asset value, beginning of period	$9.76		9.87	9.92	9.99	10.03	10.06
Income from Investment Operations
Net investment income	0.08		0.14	0.12	0.12	0.12	0.13
Net gain (loss) on investments (both realized and unrealized)	0.26		(0.11)	(0.05)	(0.07)	(0.04)	(0.03)

Total from investment operations	0.34		0.03	0.07	0.05	0.08	0.10

Less Distributions
Net investment income	(0.08)		(0.14)	(0.12)	(0.12)	(0.12)	(0.13)
Net realized gain	—		—	—	—	—	—

Total distributions	(0.08)		(0.14)	(0.12)	(0.12)	(0.12)	(0.13)

Net asset value, end of period	$10.02		9.76	9.87	9.92	9.99	10.03

Total Return	3.54	%(a)	0.33%	0.71%	0.45%	0.77%	1.01%
Ratios/Supplemental Data
Net assets, end of period (millions)	$332.1		337.9	360.4	396.3	363.9	366.5
Average net asset ratios
Expenses	0.16	%(b)	0.17%	0.16%	0.16%	0.16%	0.16%
Net investment income	1.71	%(b)	1.45%	1.21%	1.15%	1.17%	1.31%
Portfolio turnover rate	20	%(b)	16%	13%	13%	12%	7%

(a)	Total return is not annualized for periods that are less than a full year.

(b)	Determined on an annualized basis.

See accompanying notes to financial statements.	53

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

(For a share outstanding throughout each period)

			Year ended November 30,
	Six months ended May 31, 2019 (Unaudited)		2018	2017	2016	2015	2014
Net asset value, beginning of period	$8.44		8.61	8.53	8.80	8.85	8.62
Income from Investment Operations
Net investment income	0.12		0.25	0.26	0.26	0.28	0.30
Net gain (loss) on investments (both realized and unrealized)	0.31		(0.17)	0.08	(0.27)	(0.05)	0.24

Total from investment operations	0.43		0.08	0.34	(0.01)	0.23	0.54

Less Distributions
Net investment income	(0.12)		(0.25)	(0.26)	(0.26)	(0.28)	(0.30)
Net realized gain (a)(b)	—		—	—	—	—	(0.01)

Total distributions	(0.12)		(0.25)	(0.26)	(0.26)	(0.28)	(0.31)

Net asset value, end of period	$8.75		8.44	8.61	8.53	8.80	8.85

Total Return	5.17	%(c)	0.99%	3.99%	(0.16)%	2.65%	6.37%
Ratios/Supplemental Data
Net assets, end of period (millions)	$698.0		675.4	698.6	704.1	677.3	658.7
Average net asset ratios
Expenses	0.15	%(d)	0.16%	0.15%	0.16%	0.16%	0.15%
Net investment income	2.83	%(d)	2.93%	2.98%	2.95%	3.19%	3.46%
Portfolio turnover rate	8	%(d)	12%	9%	7%	10%	6%

(a)	Net realized gain distributions represent less than $ 0.01 per share for the year ended November 30, 2018.

(b)	Net realized gain distributions represent less than $ 0.01 per share in 2019.

(c)	Total return is not annualized for periods that are less than a full year.

(d)	Determined on an annualized basis.

54	See accompanying notes to financial statements.

P.O. Box 219548
Kansas City, MO 64121-9548

U.S. POSTAGE
PAID
LANCASTER, PA
PERMIT NO. 1275

PRESORTED STANDARD

Not FDIC Insured	• May Lose Value • No Bank Guarantee

190-4059.20-CH

AP2019/07/9815

7-2019
Printed in U.S.A.

P.O. Box 219548
Kansas City, MO 64121-9548
U.S. POSTAGE
PAID
LANCASTER, PA
PERMIT NO. 1275
PRESORTED STANDARD
Not
May Lose Value FDIC
No Bank Guarantee Insured
There is no assurance that the Funds will achieve their investment objectives. Investment return and principal value will fluctuate and Fund shares, when redeemed, may be worth more or less than their original cost. State Farm Mutual Funds are not insurance products.

ITEM 2.	CODE OF ETHICS.

Disclosure information pursuant to Item 2 is not applicable.

Registrant hereby undertakes to provide a copy of the code of ethics that applies to the registrants’ principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions to any person upon request, without charge. To request a copy of the code of ethics, contact the registrant at 1-800-447-0740.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

(a) The information required by this Item 6(a) is included as part of the report to shareholders under Item 1 of this Form N-CSR.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may recommend nominees to the State Farm Associates’ Funds Trust Board of Trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the “Evaluation Date”), and based on their evaluation as of the Evaluation Date of these controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (as applicable), concluded that the registrant’s disclosure controls and procedures are effective.

(b) No change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certification of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-14(b) or 240.15d-14(b))(as applicable), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350): Attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Farm Associates’ Funds Trust

By	/s/ Joe R. Monk Jr.
Joe R. Monk Jr.
President

Date	July 17, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Joe R. Monk Jr.
Joe R. Monk Jr.
President

Date	July 17, 2019

By	/s/ Paul J. Smith
Paul J. Smith
Senior Vice President and Treasurer

Date	July 17, 2019